As filed with the Securities and Exchange           Registration No. 33-34370*
Commission on December 13, 2000                     Registration No. 811-2512

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


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                       POST-EFFECTIVE AMENDMENT NO. 44 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


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     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:


              immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X      on December 14, 2000 pursuant to paragraph (b) of Rule 485
     -----

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET


                                                                                         LOCATION - PROSPECTUS DATED
FORM N-4                                                                               MAY 1, 2000, AS AMENDED BY ONE
                                                                                   SUPPLEMENT DATED AUGUST 21, 2000, TWO
ITEM NO.                            PART A (PROSPECTUS)                           SUPPLEMENTS EACH DATED DECEMBER 14, 2000
                                                                                      AND ONE SUPPLEMENT DATED MARCH 1,
                                                                                                    2001

         1           Cover Page...................................     Cover Page


         2           Definitions..................................     Not Applicable


         3           Synopsis.....................................     Contract Overview; Fee Table, as amended


         4           Condensed Financial Information..............     Condensed Financial Information; Appendix IV -
                                                                       Condensed Financial Information

         5           General Description of Registrant,
                     Depositor, and Portfolio Companies...........     Other Topics - The Company, as amended; Variable
                                                                       Annuity Account B; Appendix III - Description of
                                                                       Underlying Funds, as amended

         6           Deductions and Expenses......................     Fee Table, as amended; Fees, as amended


         7           General Description of Variable Annuity
                     Contracts....................................     Contract Overview; Other Topics, as amended


         8           Annuity Period...............................     The Income Phase


         9           Death Benefit................................     Death Benefit


        10           Purchases and Contract Value.................     Purchase and Rights; Your Account Value


        11           Redemptions..................................     Right to Cancel; Withdrawals; Systematic Distribution
                                                                       Options, as amended

        12           Taxes........................................     Taxation


        13           Legal Proceedings............................     Other Topics - Legal Matters and Proceedings


        14           Table of Contents of the Statement of
                     Additional Information.......................     Contents of the Statement of Additional Information





                                                                                            LOCATION - STATEMENT OF
                                                                                            ADDITIONAL INFORMATION
                                                                                         DATED MAY 1, 2000, AS AMENDED
     FORM N-4                          PART B (STATEMENT OF                              BY ONE SUPPLEMENT DATED
     ITEM NO.                         ADDITIONAL INFORMATION)                                  AUGUST 21, 2000

        15           Cover Page...........................................     Cover page

        16           Table of Contents....................................     Table of Contents

        17           General Information and History......................     General Information and History, as
                                                                               amended

        18           Services.............................................     General Information and History, as
                                                                               amended; Independent Auditors

        19           Purchase of Securities Being Offered.................     Offering and Purchase of Contracts, as
                                                                               amended

        20           Underwriters.........................................     Offering and Purchase of Contracts, as
                                                                               amended

        21           Calculation of Performance Data......................     Performance Data; Average Annual Total
                                                                               Return Quotations

        22           Annuity Payments.....................................     Income Phase Payments

        23           Financial Statements.................................     Financial Statements


                                   PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.






                                                   PARTS A AND B

The Prospectus dated May 1, 2000, as amended, is incorporated into Part A of this Post-Effective Amendment No. 44 by reference to Registrant's filing under Rule 497(c) as filed on May 2, 2000 (File No. 33-34370) and by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 14, 2000 and declared effective on May 1, 2000, and by reference to Supplement dated August 21, 2000 filed in Registrant's filing under Rule 497(e) on August 21, 2000.

The Statement of Additional Information dated May 1, 2000, as amended, is incorporated into Part B of this Post-Effective Amendment No. 44 by reference to Registrant's filing under Rule 497(c), as filed on May 2, 2000 and by reference to Supplement dated August 21, 2000 as filed in Registrant's filing under Rule 497(e) on August 21, 2000.

Two Supplements each dated December 14, 2000 and one Supplement dated March 1, 2001 to the Prospectus are included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

      SUPPLEMENT DATED DECEMBER 14, 2000 TO PROSPECTUS DATED MAY 1, 2000,
AS AMENDED BY SUPPLEMENTS DATED AUGUST 21, 2000, DECEMBER 14, 2000 AND MARCH 1,
                                      2001

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2000. You should read this supplement along with the prospectus.

- The following information updates and replaces the "Systematic Distribution Option Availability" paragraph on page 28 of the prospectus:

    SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees--Early Withdrawal Charge--Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

- The following information updates and replaces the "Death Benefit" Section in Appendix I--ALIAC Guaranteed Account:

    DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

X.34370-00                                                         December 2000

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

          SUPPLEMENT DATED DECEMBER 14, 2000 TO MAY 1, 2000 PROSPECTUS

GENERAL DESCRIPTION OF GET L

Series L of the Aetna GET Fund (GET L) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET L. Aeltus Investment Management, Inc. serves as investment adviser to GET L.

We will offer GET L shares only during its offering period, which is scheduled to run from December 14, 2000 through the close of business on March 14, 2001. GET L may not be available under your contract, your plan or in your state. Please read the GET L prospectus for a more complete description of GET L, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET L

GET L seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET L's guarantee period runs from March 15, 2001 through March 14, 2006. During the offering period, all GET L assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET L will end on March 14, 2006 which is GET L's maturity date. The Company guarantees that the value of an accumulation unit of the GET L subaccount under the contract on the maturity date (as valued after the close of business on March 14, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET L subaccount to make up the difference. This means that if you remain invested in GET L until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET L as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET L subaccount. The value of dividends and distributions made by GET L throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET L investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET L before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET L. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET L amounts. If you do not make a choice, on the maturity date we will transfer your GET L amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET L amounts to the fund or funds designated by the Company.

X.GETL34370-00                                                     December 2000

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET L Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET L investment option:

GET L GUARANTEE CHARGE (deducted daily during the Guarantee
  Period)...................................................    0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES.....................    1.90%(1)

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES L ANNUAL EXPENSES

(As a percentage of the average net assets.)

                                               INVESTMENT                               TOTAL FUND ANNUAL EXPENSES
                                            ADVISORY FEES(2)    OTHER EXPENSES(3)    (AFTER EXPENSE REIMBURSEMENT)(4)
                                            ----------------    -----------------    --------------------------------
Aetna GET Fund Series L                            0.60%               0.15%                        0.75%

For more information regarding expenses paid out of assets of the fund, see the

GET L prospectus.

--------------------------------

                  (1)   The total separate account expenses that apply to your
                        contract may be lower. Please refer to the "Fee Table"
                        section of your prospectus.
                  (2)   The Investment Advisory Fee will be 0.25% during the
                        offering period and 0.60% during the guarantee period.
                  (3)   "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET L and any additional direct fund expenses.
                  (4)   The investment adviser is contractually obligated through
                        GET L's maturity date to waive all or a portion of its
                        investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET L's Total Fund Annual Expenses do not
                        exceed 0.75% of the fund's average daily net assets. It is not expected that GET L's actual expenses without this
                        waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES L
ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET L investment option under the contract (until GET L's maturity date) and assume a 5% annual return on the investment.(5)

 -     THESE EXAMPLES ARE PURELY HYPOTHETICAL.
 -     THEY SHOULD NOT BE CONSIDERED A
       REPRESENTATION OF PAST OR FUTURE EXPENSES OR
       EXPECTED RETURNS.
 -     ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR
       LESS THAN THOSE SHOWN BELOW.

                                                                EXAMPLE A                          EXAMPLE B
                                                     If you withdraw your entire        If at the end of the periods
                                                     account value at the end of the    shown you (1) leave your entire
                                                     periods shown, you would pay       account value invested or
                                                     the following expenses,            (2) select an income phase
                                                     including any applicable early     payment option, you would pay
                                                     withdrawal charge:                 the following expenses (no
                                                                                        early withdrawal charge is
                                                                                        reflected):

                                                             1 YEAR     3 YEARS    5 YEARS    1 YEAR     3 YEARS    5 YEARS
                                                            ---------  ---------  ---------  ---------  ---------  ---------

Aetna GET Fund Series L                                        $90       $137       $177        $27        $83     $142

--------------------------------

                  (5)   The examples shown above reflect an annual mortality and
                        expense risk charge of 1.25%, an annual contract
                        administrative expense charge of 0.15%, an annual GET L
                        guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to
                        0.022%, and all charges and expenses of the GET L Fund.
                        Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of
                        year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES L)

INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from March 15, 2001 through March 14, 2006, the maturity date.

POLICIES
Prior to March 15, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series L are those generally attributable to stock and bond investing. The success of Series L's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series L invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series L assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series L would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series L assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series L's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

X.GETL34370-00                                                     December 2000

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

            SUPPLEMENT DATED MARCH 1, 2001 TO MAY 1, 2000 PROSPECTUS

GENERAL DESCRIPTION OF GET M

Series M of the Aetna GET Fund (GET M) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET M. Aeltus Investment Management, Inc. serves as investment adviser to GET M.

We will offer GET M shares only during its offering period, which is scheduled to run from March 15, 2001 through the close of business on June 13, 2001. GET M may not be available under your contract, your plan or in your state. Please read the GET M prospectus for a more complete description of GET M, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET M

GET M seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET M's guarantee period runs from June 14, 2001 through June 13, 2006. During the offering period, all GET M assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET M will end on June 13, 2006 which is GET M's maturity date. The Company guarantees that the value of an accumulation unit of the GET M subaccount under the contract on the maturity date (as valued after the close of business on June 13, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET M subaccount to make up the difference. This means that if you remain invested in GET M until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET M as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET M subaccount. The value of dividends and distributions made by GET M throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET M investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET M before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET M. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET M amounts. If you do not make a choice, on the maturity date we will transfer your GET M amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET M amounts to the fund or funds designated by the Company.

X.GETM34370-00                                                        March 2001

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET M Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET M investment option:

GET M GUARANTEE CHARGE (deducted daily during the Guarantee
  Period)...................................................     0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES.....................     1.90%(1)

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES M ANNUAL EXPENSES

(As a percentage of the average net assets.)

                                               INVESTMENT                               TOTAL FUND ANNUAL EXPENSES
                                            ADVISORY FEES(2)    OTHER EXPENSES(3)    (AFTER EXPENSE REIMBURSEMENT)(4)
                                            ----------------    -----------------    --------------------------------
Aetna GET Fund Series M                            0.60%               0.15%                        0.75%

For more information regarding expenses paid out of assets of the fund, see the

GET M prospectus.

--------------------------------

                  (1)   The total separate account expenses that apply to your
                        contract may be lower. Please refer to the "Fee Table"
                        section of your prospectus.
                  (2)   The Investment Advisory Fee will be 0.25% during the
                        offering period and 0.60% during the guarantee period.
                  (3)   "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET M and any additional direct fund expenses.
                  (4)   The investment adviser is contractually obligated through
                        GET M's maturity date to waive all or a portion of its
                        investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET M's Total Fund Annual Expenses do not
                        exceed 0.75% of the fund's average daily net assets. It is not expected that GET M's actual expenses without this
                        waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES M
ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET M investment option under the contract (until GET M's maturity date) and assume a 5% annual return on the investment.(5)

 -     THESE EXAMPLES ARE PURELY HYPOTHETICAL.
 -     THEY SHOULD NOT BE CONSIDERED A
       REPRESENTATION OF PAST OR FUTURE EXPENSES OR
       EXPECTED RETURNS.
 -     ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR
       LESS THAN THOSE SHOWN BELOW.

                                                                EXAMPLE A                          EXAMPLE B
                                                     If you withdraw your entire        If at the end of the periods
                                                     account value at the end of the    shown you (1) leave your entire
                                                     periods shown, you would pay       account value invested or
                                                     the following expenses,            (2) select an income phase
                                                     including any applicable early     payment option, you would pay
                                                     withdrawal charge:                 the following expenses (no
                                                                                        early withdrawal charge is
                                                                                        reflected):

                                                             1 YEAR     3 YEARS    5 YEARS    1 YEAR     3 YEARS    5 YEARS
                                                            ---------  ---------  ---------  ---------  ---------  ---------
Aetna GET Fund Series M                                        $90       $137       $177        $27        $83       $142

--------------------------------

                  (5)   The examples shown above reflect an annual mortality and
                        expense risk charge of 1.25%, an annual contract administra-
                        tive expense charge of 0.15%, an annual GET M guarantee
                        charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET M Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the
                        end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table"
                        section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES M)

INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 14, 2001 through June 13, 2006, the maturity date.

POLICIES
Prior to June 14, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short-to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series M are those generally attributable to stock and bond investing. The success of Series M's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series M invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series M assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series M would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series M assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series M's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

X.GETM34370-00                                                        March 2001

                                       VARIABLE ANNUITY ACCOUNT B
                                       PART C - OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS
   (a)  Financial Statements:
        (1)     Included in Part A:
                Condensed Financial Information
        (2)     Included in Part B:
                Financial Statements of Variable Annuity Account B:
                -   Statement of Assets and Liabilities as of December 31, 1999
                -   Statement of Operations for the year ended December 31, 1999
                - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
                - Condensed Financial Information for the year ended December 31, 1999
                -   Notes to Financial Statements
                -   Independent Auditors' Report
                Financial Statements of the Depositor:
                -   Independent Auditors' Report
                - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
                -   Consolidated Balance Sheets as of December 31, 1999 and 1998
                -   Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1999, 1998 and 1997
                -   Consolidated Statements of Cash Flows for the years ended
                    December 31, 1999, 1998 and 1997
                -   Notes to Consolidated Financial Statements

   (b)  Exhibits
        (1)     Resolution of the Board of Directors of Aetna Life Insurance
                and Annuity Company establishing Variable Annuity Account B(1)
        (2)     Not applicable
        (3.1)   Selling Agreement(2)
        (3.2)   Alternative Form of Wholesaling Agreement and Related Selling
                Agreement(3)
        (3.3)   Federated Broker Dealer Agreement (9/2/94)(4)
        (4.1)   Variable Annuity Contract (G-CDA-97(NY))(6)
        (4.2)   Variable Annuity Contract Certificate (GMCC-97(NY)) to Contract
                G-CDA-97(NY)(6)

        (4.3)   Variable Annuity Contract (G-MP1(5/97))(7)
        (4.4)   Variable Annuity Contract Certificate (MP1CERT(5/97))(7)
        (4.5)   Variable Annuity Contract (I-MP1(5/97))(7)
        (4.6)   Variable Annuity Contract (G-MP1(5/96))(8)
        (4.7)   Variable Annuity Contract Certificate (MP1CERT(5/96))(8)
        (4.8)   Variable Annuity Contract (I-MP1(5/96))(8)
        (4.9)   Variable Annuity Contract (G-CDA-96(NY))(8)
        (4.10)  Variable Annuity Contract Certificate (GMCC-96(NY))(8)
        (4.11)  Variable Annuity Contract (G-CDA-IC(NQ))(9)
        (4.12)  Variable Annuity Certificate (GMCC-IC(NQ))(9)
        (4.13)  Variable Annuity Contract (G-CDA-IC(IR))(9)
        (4.14)  Variable Annuity Contract (I-CDA-IC(NQ/MP))(9)
        (4.15)  Variable Annuity Contract Certificate (GMCC-IC(IR))(10)
        (4.16)  Variable Annuity Contract (I-CDA-IC(IR/MP))(9)
        (4.17)  Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)),
                (GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)), and (GMCC-IC(NQ/NY))(11)
        (4.18)  Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract
                G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
        (4.19)  Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract
                G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
        (4.20)  Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract
                G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
        (4.21)  Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract
                G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
        (4.22)  Endorsement (G-MP1IRA(11/96)) to Contract G-CDA-96(NY) and
                Certificate GMCC-96(NY)(8)
        (4.23)  Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/96)(7)
        (4.24)  Endorsement (E1-MPROTH-97) to Contract G-MP1(5/97)(6)
        (4.25)  Endorsement (EI1MPROTH-97) to Contract I-MP1(5/97)(6)
        (4.26)  Endorsement (MP1IRA(11/97)) to Contract G-MP1(5/97)(6)
        (4.27)  Endorsement (I-MP1IRA(11/97)) to Contract I-MP1(5/97)(6)
        (4.28)  Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and
                Certificate MP1CERT(5/97)(12)
        (4.29)  Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97)(12)
        (4.30)  Endorsement (MPNQEND(4/95)) to Contract G-CDA-IC(NQ)(13)
        (4.31)  Endorsement (MPIREND(4/95)) to Contract G-CDA-IC(IR)(13)
        (4.32) Endorsement (IMPNQEND(4/95)) to Contract I-CDA-IC(NQ/MP)(13) (4.33) Endorsement (IMPIREND(4/95)) to Contract I-CDA-IC(IR/MP)(13) (4.34) Endorsement (EMPGET98) to Contract G-MP1(5/97) and Certificate
                MP1CERT(5/97)(14)

        (4.35) Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ)(13) (4.36) Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR)(13) (4.37) Endorsement EGET(99) to Contracts G-MP1(5/97), G-CDA-97(NY) and
                I-MP1(5/97) and Certificates MP1(CERT(5/97)) and GMCC-97(NY)(15)
        (4.38)  Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to
                Group Contract G-MP1(5/97)(6)
        (4.39)  Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to
                Individual Contract I-MP1(5/97)(6)
        (5.1)   Variable Annuity Contract Application (MPAPPNY(1/96))(6)
        (5.2)   Variable Annuity Contract Application (300-MAR-IB)(16)
        (5.3)   Variable Annuity Contract Application (710.6.13)(16)
        (6.1)   Certificate of Incorporation of Aetna Life Insurance and Annuity
                Company(17)
        (6.2)   Amendment of Certificate of Incorporation of Aetna Life
                Insurance and Annuity Company(18)
        (6.3)   By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(19)
        (7)     Not applicable
        (8.1)   Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
                GET Fund on behalf of each of its series, Aetna Generation
                Portfolios, Inc. on behalf of each of its series, Aetna Variable
                Portfolios, Inc. on behalf of each of its series, and Aeltus
                Investment Management, Inc. dated as of May 1, 1998(20)
        (8.2)   Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna
                Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
                Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(21)
        (8.3)   Second Amendment dated December 31, 1999 to Fund Participation
                Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(22)
        (8.4)   Third Amendment dated February 11, 2000 to Fund Participation
                Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(23)

        (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(22)
        (8.6) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(20)
        (8.7) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(21)
        (8.8) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(22)
        (8.9) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(22)
        (8.10) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)
        (8.11) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December
                1, 1997(24)
        (8.12) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December
                1, 1997(24)

        (8.13) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors dated July 1, 1994(25)
        (8.14) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(18)
        (8.15) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)
        (8.16) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 and May 1, 1997(26)
        (8.17) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(20)
        (8.18) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996, May 1, 1997, November 6, 1997 and May 1, 1998(22)
        (8.19) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(18)
        (8.20) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)
        (8.21) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(27)

        (8.22) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(20)
        (8.23) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996, May 1, 1997, January 20, 1998 and May 1, 1998(22)
        (8.24) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(28)
        (8.25) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(7)
        (8.26) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(21)
        (8.27) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(29)
        (8.28) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(21)
        (8.29) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(22)
        (8.30) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(30)
        (8.31) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(29)
        (8.32) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(30)
        (8.33) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(30)

        (8.34) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
        (8.35) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(2)
        (8.36) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(20)
        (8.37) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(31)
        (8.38) Fifth Amendment dated May 1, 1998 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(32)
        (8.39) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998(33)
        (8.40) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(25)
        (8.41) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(22)
        (8.42) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(25)
        (8.43) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(3)
        (8.44) Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency, Inc.(2)
        (8.45) Sixth Amendment dated November 17, 2000 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on
                September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999.(5)
        (9)     Opinion and Consent of Counsel
        (10)    Consent of Independent Auditors
        (11)    Not applicable
        (12)    Not applicable
        (13)    Schedule for Computation of Performance Data(9)
        (14.1)  Powers of Attorney(5)

        (14.2)  Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed on August 16, 1995.
5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-34370), as filed on December 16, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 21, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 17, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 9, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed on September 19, 1995.
12. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 12, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 27, 1998.
14. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 14, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
16. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed on August 18, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
18. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
19. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
20. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

21. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
24. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
25. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
26. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
27. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
28. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
29. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
30. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
31. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
32. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
33. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL
BUSINESS ADDRESS*                           POSITIONS AND OFFICES WITH DEPOSITOR

Thomas J. McInerney                         Director and President

Allan Baker                                 Director and Senior Vice President

Catherine H. Smith                          Director, Senior Vice President and
                                            Chief Financial Officer

Kirk P. Wickman                             Senior Vice President, General
                                            Counsel and Corporate Secretary

Deborah Koltenuk                            Vice President, Corporate Controller
                                            and Assistant Treasurer

Brian Murphy                                Vice President and Chief Compliance
                                            Officer


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

   Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant.

ING GROEP, N.V.
 BHF-Bank AG
  BHF Securities Corporation
 ING Bank N.V.
  Alegron Belegging B.V.
   ING Bank Ukraine
   ING Baring Securities (Romania) S.A.
  Amsterdam Exchanges N.V.
  Argencontrol
  Artolis B.V.
  Assurantiebedrijf ING Bank N.V.
   Assurantiekantdoor Honig & Hageman BV
   Noordster V.O.F.
   Volmachtbedrijf ING Bank B.V.
  Atlas Investeringsgroep N.V.
  Atlas Investors Partnership III C.V.
  B.V. Gemeenschappelijk Bezit Aandelen Necigef
  Bank Brussels Lambert S.A.
   ING Bank (Belgium) N.V./S.A.
    Bancard Company S.A.
    Cooperation Liquidation Terme Bourse S.C.
    Europay Belgium S.C.
    Institut De Reescompte S.C.
    Societe Belge D' Investissement International S.C.
    Society for Worldwide Interbank Financial Telecommunication S.C. Visa Belgium SC
  Bank Mendes Gans NV
   B.V. Deelnemings En Financieringsmaatschappij "Nova Zembla"
   B.V. Trust En Administratiekantoor Van Bank Mendes Gans N.V.
   Bank Mendes Gans Effectenbewaarbedrijf N.V.
   Brenko B.V.
   Cabel B.V.
   Handamar N.V.
    Handamar Corporation
   Intervest B.V.
   Intervest PPM B.V.
  Bank Slaski S.A. W Katowicach
   *Rodkowoeropejskie Centrum Ratingu I Analiz S.A.
   Bankowe Przedsi*Biorstwo Telekom. Telebank S.A.
   BSK Konsulting SP Z.O.O.
   BSK Leasing S.A.
   Centralna Tabela Ofert S.A.

  Dom Maklerski BSK S.A.
  Gie*Da Papierow Warto*Clowych S.A.
  ING BSK Asset Management S.A.
  Krajowa Izba Rozliczeniowa S.A.
   Biuro Informacji Kredytowe S.A.
  Mi*Dzvnarodowa Szko*A Bankowo*Ci I Finansow SP Z.O.O.
  Society for Worldwide Interbank Financial Telecommunication S.C. Banque Baring Brothers (Suisse) S.A.
 Benelux Investment Fund B.V.
 Berliner Handels - Und Frankfurter Bank A.G.
 Buenos Aires Equity Investments N.V.
  Emprendimiento Recoleta S.A. (ERSA)
 BPEP Holdings Limited
  Baring Asia (GP) Limited
  Baring European Fund Managers Limited
  Baring Latin America GP Limited
  Baring Latin America Partners Limited
  Baring Private Equity Partners (Asia) PTE. Limited
  Baring Private Equity Partners (China) Limited
   ING Barings Private Equity (China) Limited
   ING BPE (China) Advisers Limited
  Baring Private Equity Partners (India) Limited
  Baring Private Equity Partners GMBH
  Baring Private Equity Partners Limited
   Baring Venture Partners GMBH
   Baring Venture Partners S.A
   BHB Management Limited
   BPEP General Partner I Limited
   BPEP General Partner II Limited
   BPEP Management (UK) Limited
   BPEP Nominees Limited
   Quartz Capital Partners Limited
   Transtech Limited
  BCEE Advisers Limited
  BCEF Advisers Limited
  BHR Management Limited
  BI Advisers Limited
  Blac Holdings Inc.
   Blac Corp. Incorperated
  BPEP Management Limited
   Baring Mexico (GP) Limited
   Baring Private Equity Partners Espana S.A.
    Baring Private Equity Partners Mexico S.C.
    BVP Mexico S.A.
   Cavendish Nominees Limited
  BPEP Participations Limited
   Baring Vostok Capital Partners Limited
   Baring Vostok Fund Managers Limited
   ESD Managers Limited
    Easdaq S.A.
   International Private Equity Services Limited
   Polytechnos Venture Partners GMBH
  BVP Holdings Limited
   Baring Capricorn Ventures Limited
   Baring Communications Equity Limited
   BCEA Advisers Limited
    BCEA Management PTE. Limited

   Capricorn Venture Fund N.V.
   Procuritas Partners KB
   PAB Partner AB
  BVP Management Limited
  Capricorn Venture Partners N.V.
  Czech Venture Partners S.R.O.
  CI European Limited
  SCGF Advisers Limited
 BV Maatschappij Van Onroerende Goederen 'Het Middenstandshuis B'
 BV Maatschappij Van Onroerende Goederen 'Het Middenstandshuis'
  Amsterdamse Poort III B.V.
  Bijlmerplein Leasing BV
   Foppingadreef Leasing B.V.
  BV Maatschappij Van Onroerende Goederen 'Het Middenstandshuis A'
  BV Maatschappij Van Onroerende Goederen 'Het Middenstandshuis C' Grondpoort III B.V.
 C.V. Exploitatiemaatschappij Tunnel Onder De Noord
 Cardona B.V.
 Cedel International S.A.
 Centrum Cocarde B.V.
 Cene Bankiers N.V.
  Administratie & Trustkantoor Beleggingsfonds Protestants Nederland BV Amsterdam Exchanges N.V.
  Arma Beheer B.V.
  Beheer Administratie en Beleggingsmaatschappij Kant B.V. Bewaarbedrijf Cene Bankiers B.V.
  BV Algemene Beleggingsmaatschappij Cene Bankiers N.V.
   Beheermaatschappij Jansen Groenekan B.V.
   Copar B.V.
   Fidele Management B.V.
   Flexibel Beheer Utrecht B.V.
   Hercules Beheer B.V.
   Langosta B.V.
   Mercurius Beheer B.V.
   Nivo Investments B.V.
   Remazon B.V.
  Cene Bankiers Holdings N.V.
   Cene Asset Management N.V.
   Cene Management N.V.
   Tawny Owl Investment Company N.V.
  Cene Verzekeringen B.V.
  N.V. Instituut Voor Ziekenhuisfinanciering
  Utrechtse Participatiemaatschappij B.V.
 Cofiton B.V.
  Sterling Developments B.V.
   Brooks Equities Inc.
   Location 3 Ltd.
   SDC Properties Inc.
  Tripolis Vastgoed B.V.
   Tripolis A C.V.
   Tripolis B C.V.
   Tripolis C C.V.
 Combdring B.V.
 Compensadora Electronica S.A.
 Computer Centrum Twente B.V.
 Corporacion Financiera ING (Colombia) S.A.
 Credit Commercial De France S.A.

 Depositary Company ING Bank B.V.
 Destara B.V.
  ING Bank Ukraine
  ING Baring Securities (Romania) S.A.
 Effectenbeursvennootschap Van Brussel C.V.
 Effectenbewaarbedrijf ING Bank N.V.
 Euroclear Clearance System Public Limited Company
 European Investment Fund (Center 757)
 European Investment Fund (Center 920)
 Extra Clearing B.V.
  Amsterdam Exchanges N.V.
  Extra Clearing GMBH
  YVOF Floorbrokers B.V.
 Easdaq S.A.
 Financial Advisory & Consultancy Services B.V.
  Owen Stanley Financial S.A.
 Financial Facilities Management B.V.
 Finemij B.V.
 Gabela Belegging B.V.
 Hamgia Beheer B.V.
  ING Bank Urkraine
  ING Baring Securities (Romania)S.A.
 Ingvest III B.V.
 Institucion Financiera Externa Middenbank Curacao N.V. (Uruguay)
 Interbank On-Line System Limited
 International Bankers S.A.
 Interpay Nederland B.V.
 Interunion Bank (Antilles) N.V.
 Interadvies N.V.
  Administratiekantoor De Leuve BV
  Crediet Service Bank B.V.
  Incassobureau Fiditon BV
  NV Nationale Volksbank
   Arenda B.V.
  Spaarfondsen Beheer B.V.
  Spaarfondsen Bewaar B.V.
  Welvaert Financieringen NV
   Welstand B.V.
 Internationale Nederlanden (U.S.) Funding Corporation
 ING (U.S.) Financial Holdings Corporation
  ING (U.S.) Capital Financial Holdings LLC
   ING (U.S.) Capital LLC
    ING (U.S.) Capital Management Company LLC
    ING (U.S.) Investment Corporation
     Alliance Precision Plastics Corporation
    Nitrogen Products, Inc.
   ING Furman Selz Asset Management LLC
    FSIP LLC
     Taurus Partners, L.P.
     The Corner Fund, L.P.
     Fairway Capital Partners, L.P.
     Anvers, L.P.
     Anvers II, L.P.
     Artemis Partners, L.P.
    Furman Selz Capital Management LLC
     Delta Asset Management
     NorthStar Asset Management

    ING Capital Advisors, LLC
     ING Capital Advisors Portfolio Management Corp.
     ING Capital Senior Secured High Income Fund, L.P.
    ING Emerging Markets Investors LLC
     ING Emerging Partners L.P.
    ING Equity Holdings, Inc.
     ING Equity Partners L.P.
    ING Realty Services, Inc.
  ING (U.S.) Financial Services Corporation
   ING Baring Grupo Financiero (Mexico) S.A. De C.V.
    ING Inmobiliaria (Mexico) S.A. de C.V.
    ING Bank (Mexico) S.A.
    ING Baring (Mexico), S.A. de C.V., Casa de Bolsa
  ING Baring (U.S.) Financial Holdings LLC
   ING Baring (U.S.) Capital Markets, LLC
   ING Baring (U.S.) Capital LLC
    ING (U.S.) Latin American Capital LLC
    Internationale Nederlanden (U.S.) Real Estate Finance, Inc.
     1996 Olympic Corporation
      California Acquisition Partners I
     Coast Atlantic, Inc.
      Highridge ING Atlantic L.P.
     Apache Investments, Inc.
      Kokopelli Associates, Ltd.
     Blue Sky Properties Inc.
      Montague Court, LLC
     Calprop Portfolio, Inc.
     The Center at San Marcos Corporation
     Crow's Nest Corporation
     Genesee Corporation
      Algerine Inc.
      Genreo Corporation
     Northern Springs Portfolio, Inc
     Laketon Corporation
     Lucre Lake Corporation
     ING Real Estate Investors, Inc.
      Little Muddy Creek Corporation
       FN Realty Advisors, Inc.
        Mountain AMD L.P.
         First Ohio Service Corporation
          5850 Corporation
          Colrad Development Corp.
          Evergreen Valley Development
          LFS Capital Corporation
          Lisle Center, Inc.
          Spectrum Holdings, Inc.
          Cardinal Mortgage Corporation
          E.N. One, Inc.
          Fairfield Village Mortgage Corporation
          Lincoln Ventures Corporation
          Pathway Lands Incorporated
     Amarak II Investments Corporation
      Pimco Corporation
     Baloo Corporation
      Can II, LLC
     Cap II Foreclosure Corporation
      Penn Mar Associates, LLC

     Calprop II Portfolio, Inc.
     Clear River Associates, Inc.
     Amarak Investments Corporation
     Great Lakes Management, Inc.
      Canadian Ventures I L.P.
     Falcon Gate, Inc.
     Long Ears Corporation
     Pleasantlake Corporation
     S G Investors Corporation
      Southgate Plaza, LLC
     Ventura Ridge Associates, Inc.
     Triangle Development Corporation
      39 Vestry LLC
     Tech Air Corporation
     ING Barings Real Estate Acquisition Company
     Pentagon Parkway Corporation
     Artis Realty Advisors, Inc.
     Coconut Corp.
     Promontory Point, Inc.
      Promontory Point Partnership
     Seagate Development Corporation
      Able Gateway Plaza, LLC
     Mountain Creek Investors, Inc.
      Mountain Creek Company, LLC
       Telluride Mountain Village Ventures, LLC
     Nashpike Corporation
     Velocity One Inc.
      B&I Associates, LLC
      Brookhollow Associates, L.P.
      Courtyard Plaza Associates, L.P.
      Glen Harbor Associates, LLC
      Hightree Associates, LLC
      Lakebridge Partners, L.P.
      Kent Hospitality Associates, L.P.
      Northern Springs Limited Partnership
      Ventura Hospitality Partners, L.P.
      40 East Associates, L.P.
      Springfield Corporate Center, LLC
      Fountain Park Partners, L.P.
      Westmoreland Associates, L.P.
      Green Neck, LLC
       Mallard Cove Investors, LLC
      Calshops, LLC
       BHI-Dover VII, L.P.
       BHI-Dover VIII, L.P.
       BHI-Dover X, L.P.
      BHI-Dover XI, L.P.
      Brickyard Investors, L.P.
      Eastgate Hospitality Partners, L.P.
      Festival Pasadena Associates, L.P.
      Golden Bear Homes I, L.P.
      Golden Bear Homes II, L.P.
      Golden Bear Homes III, L.P.
      Golden Bear Homes IV, L.P.
      SPA Partners, L.P.
      Miami Bay Hospitality Associates, L.P.
      Royal River Partners, L.P.

      Wildewood Holdings, LLC
      Madramp, LLC
       201 Madison, LLC
      RTC Commercial Assets Trust, NP3-3
       Boulders Phoenician Limited Partnership
       CPR Investments, Inc.
       Phoenician Investments, L.P.
     Wisconsin Option Inc.
     Hammer & Nails, Inc.
      RIB Residential LLC
       RBG Residential Investors, LLC
        RBG XXXV Corp.
         Centerline/RBG XXXV, L.P.
        RB Florida Partners, L.P.
     Center VII Corporation
     Center VIII Corporation
     Center X Corporation
     Fountain Park Corporation
     Royal Falls Corporation
     Woodward Investors Corporation
      Woodward First National LLC
     Qualco, Inc.
      Quality Fifth Avenue Hotel Associates, LLc
       Fifth Avenue Hospitality Associates, LLC
     Baldco, Inc.
     Sleepy Lake Corporation
     High Flyer Corporation
      Airport One Investors, LLC
     Lower Westside Development Corp.
      359 West 11th Street, LLC
     Velocity Two, Inc.
      Baldwin Hospitality, LLC
      Sleepy Lake Partners, L.P.
  ING Merger Inc.
   Furman Selz Trust Company
   Furman Selz (Ireland) LLC
    Furman Selz Financial Services Unlimited
   Furman Selz Advisors LLC
   Furman Selz Capital LLC
   Furman Selz Management (BVI) Ltd.
    Furman Selz Investments LLC
     Furman Selz Investors, L.P.
     Furman Selz SBIC Investments LLC
      Furman Selz SBIC, L.P.
   ING Baring Furman Selz LLC
    Furman Selz Investment II
     Furman Selz Investors II, L.P.
     Furman Selz Parallel Fund
    Artisan Investment Management LLC
     Michelangelo Partners, L.P.
    Total Resources LLC
    Furman Selz Resources LLC
    Furman Selz Financial Services LLC
    Furman Selz Merchant Capital LLC
     Furman Selz Ventures, L.P.
    Karnak Partners, L.P.
    Saugatuck Partners, L.P.

    Crestwood Capital Partners, L.P.
    Crestwood Capital Partners II, L.P.
    Bridgewood Capital Partners, L.P.
  ING TT&S (U.S.) Holdings Corporation
   ING TT&S (U.S.) Securities, Inc.
   ING (U.S.) Securities, Futures & Options Inc.
   ING TT&S (U.S.) Capital Corporation
   Furman Selz Proprietary, Inc.
   ING (U.S.) Capital Investors Holdings, Inc.
   ING (U.S.) Capital Securities, Inc.
    Brecco, Inc.
    FSIC LLC
    Mutual Fund Funding 1994-1
    Pacifica Funds Distributor, Inc.
   Furman Selz Residential Funding LLC
   FS Trust Company
 ING Bank (Chile) S.A.
  Edibank S.A.
  Sociedad Interbancaria De Depositos De Valores S.A.
 ING Bank (Eurasia)
 ING Bank (Hungary) Rt.
  Giro Elszamolasforgalmi Rt.
  ING Duna Ingatlanhasznositc KFT
 ING Bank (Luxembourg) S.A.
  CMF Advisory S.A.H.
  Euromix Advisory S.A.H.
  ING Bank Luxfund Management S.A.
  ING International Advisory S.A.H.
  ING International II Advisory S.A.H.
 ING Bank (Schweiz) A.G.
  Kredietbank S.A. Luxembourgeoise
 ING Bank (Uruguay) S.A.
  Bolsa Electronica De Valores Del Uruguay S.A.
  Compania Uruguaya De Medios De Procesamiento S.A.
  Red. De Intercomunicacion De Alta Seguridad S.R.L.
 ING Bank of Canada
 ING Bank Corporate Investments B.V.
  Entero B.V.
  Eruca Belegging B.V.
  ING Bank Mezzaninefonds B.V.
  ING Bank Participatie PPM B.V.
  MKB Beleggingen B.V.
  MKB Vliehors II B.V.
   Wijkertunnel Beheer II B.V.
    Wijkertunnel Beheer II Management B.V.
  MKB Vliehors III B.V.
   Small Business Publishing B.V.
  N&M Holding N.V.
 ING Bank Dutch Fund N.V.
 ING Bank Fondsen Beheer B.V.
 ING Bank Geldmarkt Fonds N.V.
 ING Bank Global Custody UK Nominees Limited
 ING Bank Global Fund N.V.
 ING Bank Guldem Fonds N.V.
 ING Bank I.T. Fund N.V.
 ING Bank Luxfund Management S.A.
 ING Bank Middutch Fund N.V.

 ING Bank Obligatie Fonds N.V.
 ING Bank Rentegroei Fonds N.V.
 ING Bank Spaardividend Fonds N.V.
 ING Bank Vastgoed Fonds B.V.
 ING Bank Verre Oosten Fonds N.V.
 ING Baring Capital Markets (C.R.), A.S.
 ING Baring Financial Products
 ING Baring Holding Nederland B.V.
  Atlas Capital (Thailand) Limited ("Atlas")
   ING Baring Securities (Thailand) Limited
  ING Baring Holdings Limited
   Baring Asset Management Holdings Ltd.
    Baring Asset Management Ltd.
     Baring International Investment Limited
     Baring International Investment Management Holdings Ltd.
      Baring Asset Management Inc.
       Baring International Investment (Canada) Limited Baring International Investment Management Limited
       Baring Asset Management Holdings Inc.
       Baring Asset Management UK Holdings Limited
        Baring Asset Management (Asia) Holdings Limited
         Austin Assets Limited
         Baring Asset Management (Asia) Limited
         Baring Asset Management (Australia) Limited
         Baring Asset Management (Japan) Limited
         Baring International Fund Managers (Bermuda) Limited Baring International Fund Managers Limited
         Baring International Investment (Far East) Limited Baring Pacific Investments Limited
        Baring Asset Management (C.I.) Limited
        Baring International Fund Managers (Ireland) Ltd. Baring Investment Services Inc.
       Baring Mutual Fund Management S.A.
       European and Asian Fund Management S.A.
     Baring Investment Management Ltd.
     Baring Quantative Management Ltd.
    Baring Global Fund Managers Limited
    Baring Private Asset Management Ltd.
     Baring Fund Managers Limited
     Baring Managed Funds Services Ltd.
     Baring Private Investment Management Ltd.
     Baring Trust Company Ltd.
     Baring Trustees (Guernsey) Limited
      Arnold Limited
       International Metal Trading Limited
      Barings (Isle of Man) Limited
      Control Management Limited
      Doyle Administration Limited
       International Metal Trading Limited
      ING Trust (Jersey) Ltd
      Saline Nominees Limited
      Truchot Limited
      Vivian Limited
     Barings (Guernsey) Limited
      Barfield Nominees Limited
      Barings Ireland Limited
     Guernsey International Fund Managers Limited

      Arnold Limited
       International Metal Trading Limited
      Control Management Limited
      Doyle Administration Limited
       International Metal Trading Limited
      International Fund Managers (Ireland) Ltd.
       International Securitisation Managers (Ireland) Ltd
      Saline Nominees Limited
      Truchot Limited
      Vivian Limited
     International Fund Managers UK Ltd.
      Ravensbourne Registration Services Ltd.
    Barings Investment Services Limited
   Baring Brothers Holdings Limited
    Baring (U.S.) Holdings Limited
     Abbotstone Investment Company Limited
   Baring Brothers Limited
    Baring Brothers (Finance) Limited
    Baring Brothers Argentina S.A.
    Baring Brothers International Limited
     Barings C.F. Holdings Limited
      B.B.A.H. Pty Limited
       Baring Brothers Burrows & Co. Limited
       Baring Brothers Burrows Securities Limited
        SAIPH Pty Limited
       BBHP Pty Limited
      Baring Brothers (Deutschland) GMBH
       Baring Brothers International GMBH
      Baring Brothers (Espana) S.A.
      Barings Brothers (Italia) SRL
    Baring Properties (London Wall) Limited
    Baring Properties Limited
     Outwich Finance Limited
      Outwich Limited
    Baring Warrants PLC
    Barings France S.A.
    Barings Nominees Limited
    Bishopscourt Holdings Limited
    Bishipscourt Leasing (Holdings) Limited
     Bishopscourt Asset Leasing Limited
     Bishopscourt Equipment Leasing Limited
     Bishopscourt Industrial Finance Limited
     Bishopscourt Limited
    Bishopscourt Securities Limited
    BVC Nominees Limited
    Cotton Nominees Limited
    ING Baring International Advisers Limited
    ING Baring Services (Eastern Europe) Limited
    ING Baring Services Limited
    The Mortgage Acceptance Corporation (Holdings) Limited
    The Mortgage Acceptance Corporation Limited
    Yealme Securities Limited
   ING Baring Financial Products
   ING Baring Securities Holdings Limited
    ING Baring Securities Limited
    ING Baring Securities (Andean Pact) Ltda
    ING Barings Peru S.A.

    ING Baring Securities Services Limited
     Baring Securities (Property  Services) Ltd
      BS Property Services (Japan) Limited
     ING Baring Data Limited
     INGB Dormant Holding Company Limited
      Baring Securities (London) Limited
      Baring Securities (OTC Options) Limited
      ING Baring Management Services PTE Ltd
      ING Baring Research Limited
      ING Baring Securities (Overseas) Ltd.
      ING Baring Securities Management Services (Hong Kong) Ltd
     Maketravel Limited
    INGB Securities (International) Holdings Limited
     Baring Securities (Financial Services) Limited
      Barsec (International) Limited
       Baring Nominees (Australia) Pty Ltd
       Baring Research S.A. De C.V.
       Baring Securities (Australia) Limited
       Baring Securities (France) S.A.
       Baring Securities Pakistan (Private) Limited
       Barings Mauritius Limited
        ING Barings India Private Limited
         ING Baring Securities (India) Pvt. Ltd.
       Celtec Holdings S.A.
        ING Baring Corretora De Valores Mobiliarios S.A.
       Corinvest Limited
       Epcorp Limited
       Galax Limited
        Dropny B.V.
       ING Baring Chile Limitada
       ING Baring International PTE Ltd
       ING Baring Operational Services (Taiwan) Limited
       ING Baring Securities (Andean Pact) Ltda
       ING Baring Securities (Hong Kong) Ltd
        ING Baring Far East Nominees Limited
       ING Baring Securities (Philippines) Inc.
       ING Baring Securities (Singapore) PTE Ltd
        ING Baring Nominees (Singapore) PTE Ltd
        ING Baring Research (Malaysia) SDN. Bhd.
       ING Baring Securities (Taiwan) Limited (SICE)
       ING Baring Securities, Argentina S.A.
       ING Baring South Africa Limited
        ING Barings Southern Africa (Proprietary) Ltd
         Anodyne Nominees (Proprietary) Limited
       ING Barings Peru S.A.
       ING Futures & Options (Hong Kong) Limited
       ING UK Capital Limited
       Lokmaipattana Co. Limited
       PT ING Baring Securities Indonesia
    INGB Securities Client Services Limited
     Aliwall Limited
     Barings Securities Nominees Limited
     Brunera Limited
     Cereus Limited
     Dianthus Limited
     Eranthis Limited
     Francoa Limited

     Grassmere Limited
     Leacroft Limited
     Mountbatten Limited
  ING Baring Securities (Japan) Limited
  ING Baring Securities (Thailand) Limited
 ING Baring Investment (Eurasia) Zao
 ING Baring Securities (Hungary) Rt.
 ING Baring Securities (Poland) Holding B.V.
 ING Baring Securities (Romania) S.A.
 ING Baring Securities (Slovakia), S.R.O.
  Proctor & Gamble S.R.O.
 ING Barings Ecuador Casa De Valores S.A.
 ING BSK Asset Management S.A.
 ING Capital Markets (Hong Kong) Limited
 ING Compania De Inversiones Y Servicios Limitada
  Bolsa Electronica De Chile, Bolsa De Valores S.A.
  CISL Aruba A.E.C.
 ING Consultants Co., Ltd.
 ING Derivatives (London) Limited
  Belgian Futures & Options Exchange
  London Clearing House Limited
  Liffe (Holdings) PLC
  The International Petroleum Exchange of London Limited
 ING Empreendimentos E Participacaos Ltda.
  Guilder Corretora De Valores Mobiliarios S/A
  ING Guilder Distribuidora De Titulos E Valores Mobiliarios S/A
  ING Investment Management Ltda.
  ING Servicos Ltda.
 ING Finance (Ireland) Ltd
 ING Forex Corporation
 ING Futures & Options (Singapore) PTE Ltd
 ING Inversiones, Ltda.
  Corporacion Financiera ING (Colombia) S.A.
 ING Investment Management Holdings (Antilles) N.V.
 ING Lease Holding N.V.
  CW Lease Belgium NV
   CW Finance N.V.
   CW Lease Luxembourg S.A.
   Dealer Lease Service Belgium N.V.
  CW Lease Nederland BV
   Autolease OSS B.V.
   CW Finance N.V.
   CW Lease Belgium NV
    CW Finance N.V.
    CW Lease Luxembourg S.A.
    Dealer Lease Service Belgium N.V.
   CW Lease France S.N.C.
   CW Lease Luxembourg S.A.
   Dealer Lease Service Belgium N.V.
   Gothia Estate II B.V.
    Westment II B.V.
   International Driver Service B.V.
   Schade Herstel Bedrijf B.V.
  ING Aircraft Lease B.V.
   Fokker Brasil B.V.
  ING Lease (Belgium) N.V.
   Real Estate Lease SPC 1 N.V.

  Savin Lease N.V.
 ING Lease (Espana) EFC, SA
 ING Lease (France) S.A.
 ING Lease (France) S.N.C.
 ING Lease (Italia) SPA
 ING Lease (Nederland) B.V.
  Blauwe IRM B.V.
  Graphic Lease B.V.
  Groen Lease B.V.
   GIL 1997 (Windkracht) B.V.
  ING Lease Vastgoed B.V.
  Newco-One Corp.
  Ship Lease International B.V.
  ZIL '96 B.V.
 ING Lease (Polska)
 ING Lease Holding (Deutschland) GMBH
  CW Lease Deutschland GMBH
   CW Lease Berlin GMBH
  ING Lease Deutschland GMBH
   IFSC Beteiligungsgesellschaft GMBH
   ING Lease (Berlin) GMBH
    ING Lease Kran und Schwertransport GMBH
   ING Leasing Besitzgesellschaft MBH
   ING Leasing Geschaeftsfuhrungsgesellschaft MBH
   ING Leasing Gesellschaft Fur Beteiligungen MBH
    ING Leasing GMBH & Co. Golf KG
    ING Leasing GMBH & Co. Juliett KG
   ING Leasing Treuhandsgeselschaft GMBH
   ING Leasing Verwaltungsgesellschaft GMBH
  Uta Finanz und Leasing GMBH
 ING Lease Holdings (UK) Limited
  CW Lease UK Ltd
   CW Finance Ltd.
   Leasing Principals Limited
  ING Lease (UK) Limited
   ING Farm Finance Limited
    ING Farm Finance (June) Limited
    ING Farm Finance (March) Limited
    ING Farm Finance (September) Limited
   ING Lease (UK) Nine Limited
   ING Lease (UK) Six Limited
   ING Lease (UK) Three Limited
   MKL Rentals Limited
 ING Lease Interfinance B.V.
  CW Lease France S.N.C.
  ING Lease (Italia) SPA
  Real Estate Lease SPC 1 N.V.
  Runoto Belgium N.V.
   Diamond Lease
 ING Lease International Equipment Finance B.V.
  ING Aviation Lease B.V.
   Air Finance Holland B.V.
   Aviation Service Holland B.V.
   ING Lease (Far East 2) B.V.
  ING Lease (Far East) N.V.
  ING Lease (Ireland) B.V.
   ING Lease (France) S.N.C.

   ING Lease Structured Finance B.V.
    Esbelto B.V.
    Green Assets B.V.
    Hirando B.V.
    Hokabe Lease B.V.
    ING Bank Geldmarkt Fonds Beheer B.V.
    ING Lease Milieu B.V.
    Quadralock 2 B.V.
    SFING Europe B.V.
    Tropelia B.V.
    Virgula B.V.
  ING Lease International Equipment Management B.V.
   Air Finance Amsterdam B.V.
   Air Holland Leasing II B.V.
   ING (Holland Aircraft Lease) B.V.
   ING Lease Aircraft B.V.
   ING Lease Delaware, Inc.
  Noord Lease B.V.
  Postbank-Lease B.V.
  Renting De Equipos E Inmuebles SA
  Runoto Leasing BV
   Runoto Belgium N.V.
    Diamond Lease
 ING Mercantile Mutual Bank Limited
 ING Merchant Bank (Singapore) Limited
  Export Credit Insurance Corporation of Singapore Ltd
  ING Asset Management (Singapore) Ltd
  ING Nominees (Singapore) PTE Ltd
 ING Participation Dalrybbank B.V.
 ING Private Banking Beheer B.V.
  ING Bank Vastgoed Management B.V.
 ING Securities (Eurasia) Zao
 ING Servicios, C.A.
 ING Sociedad De Bolsa (Argentina), S.A.
  Mercado De Valores De Buenos Aires S.A.
 ING Sviluppo Sim S.P.A.
 ING Trust B.V.
  Ingress N.V.
  ING Management (Hong Kong) Ltd
   ING Nominees (Hong Kong) Ltd
  ING Trust (Antilles) NV
   Formid Management N.V.
   ING (Antilles) Portfolio Management N.V.
   Monna NV
    Jet NV
   Simbad N.V.
  ING Trust (Aruba) N.V.
  ING Trust (BVI) Ltd.
  ING Trust (Luxembourg) S.A.
  ING Trust (Nederland) B.V.
   ING Bank (Eurasia)
   ING Bank (Luxembourg) S.A.
    CMF Advisory S.A.H.
    Euromix Advisory S.A.H.
    ING Bank Luxfund Management S.A.
    ING International Advisory S.A.H.
    ING International II Advisory S.A.H.

   ING Baring Securities (Romania) S.A.
   ING Holdings Empreendimentos Participacao Ltda.
    Guilder Corretora De Valores Mobiliarios S/A
   Management Services ING Bank B.V.
    ING Bank (Eurasia)
    ING Baring Investment (Eurasia) Zao
    ING Securities (Eurasia) Zao
    Muteka BV
  ING Trust (Suisse) AG
  Trust Maatschappij ING Bank B.V.
   Anorga B.V.
   Corpovea B.V.
    N.V. Balmore Vastgoed U.S.A.
   Den Hamer Beheer B.V.
   Diagonac B.V.
   Henry F. Holding B.V.
   ING Aconto N.V.
    N.V. Balmore Vastgoed U.S.A.
   Mijcene B.V.
    Vitigudino B.V.
     N.V. Balmore Vastgoed U.S.A.
   N.V. Balmore Vastgoed U.S.A.
   Paramito B.V.
   Rescit I BV
   Storeria B.V.
   Tuvor B.V.
    Vitigudino B.V.
     N.V. Balmore Vastgoed U.S.A.
   Vitigudino B.V.
    N.V. Balmore Vastgoed U.S.A.
   Westward Capital II B.V.
 ING Valores (Venezuela) C.A.
 ING Vastgoed B B.V.
  ING Real Estate (BHS) B.V.
  ING Real Estate International Development B.V.
   Holland Park Sp. Zoo
   ING Real Estate Iberica SL
   ING Real Estate International Development (Liege) B.V.
   ING Real Estate Sp. Zoo
   ING Real Estate Vasco Da Gama B.V.
   London & Amsterdam Properties Ltd
   London and Amsterdam Development Ltd.
    London & Amsterdam Properties Ltd
   MBO Camargo SA
    Inmolor SA
   MBO La Farga SA
    Hospitalet Center, SL
   MBO Morisson Ltd
   Warsaw I B.V.
   1300 Connecticut Avenue Joint Venture Ltd
  ING Real Estate International Investment II B.V.
  ING Real Estate International Investment III B.V.
  ING Vastgoed Financiering N.V.
   Bedrijfsgebouw MBO - Riho C.V.
   Groeneveld MBO C.V.
   M.B.O. Vastgoed Lease B.V.
    Lindenburgh C.V.

    Maria Hove C.V.
   MBO Brova C.V.
   MBO North America Finance B.V.
   Residential Financial Development LLC
  ING Vastgoed Fondsen B.V.
   Winkelfonds Nederland Management B.V.
  ING Vastgoed Ontwikkeling B.V.
   Amsterdamse Poort Holding IV B.V.
    Amsterdamse Poort IV B.V.
    Grondpoort IV B.V.
   Amsterdamse Poort II B.V.
   BV Bedrijvenpark G.P.
   CV Bedrijvenpark G.P.
   Grondpoort II B.V.
   Gulogulo B.V.
    Antibes Holding B.V.
   ING Vastgoed Arena B.V.
   Muller Bouwparticipatie B.V.
    V.O.F. Winkelcentrum Markt Noorderpromenade Drachten
   MBO - Ruijters B.V.
    Holding 'T Loon B.V.
     Vastgoed 'T Loon B.V.
    Wolfstreet Holding B.V.
     Wolfstreet B.V.
     Wolfstreet Grond B.V.
   MBO Brinkstraat Holding B.V.
    MBO Brinkstraat B.V.
    MBO Brinkstraat Grond B.V.
   MBO Catharijnesingel Holding B.V.
    MBO Catharijnesingel B.V.
    MBO Catharijnesingel Grond B.V.
   MBO De Centrale Holding B.V.
    MBO De Centrale B.V.
    MBO De Centrale Grond B.V.
   MBO Dommelstaete Holding B.V.
    MBO Dommestaete B.V.
   MBO Emmasingel Holding B.V.
    MBO Emmasingel B.V.
    MBO Emmasingel Grond B.V.
   MBO Guyotplein Holding B.V.
    MBO Guyotplein B.V.
    MBO Guyotplein Grond B.V.
   MBO Kousteensedijk Holding B.V.
    MBO Kousteensedijk B.V.
    MBO Kousteensedijk Grond B.V.
   MBO Kruseman Van Eltenweg Holding B.V.
    MBO Kruseman Van Eltenweg B.V.
    MBO Kruseman Van Eltenweg Grond B.V.
   MBO Marienburg B.V.
    Marienburg V.O.F.
   MBO Martinetsingel Holding B.V.
    MBO Martinetsingel B.V.
    MBO Martinetsingel Grond B.V.
   MBO Oranjerie Holding B.V.
    MBO Oranjerie B.V.
    MBO Oranjerie Grond B.V.
   MBO Pleintoren Holding b.V.

    MBO Pleintoren BV
    MBO Pleintoren Grond BV
   MBO Via Catarina B.V.
    Via Catarina "Empredimentos Imobiliarios" SA
   MBO Walburg Holding B.V.
    MBO Walburg B.V.
    MBO Walburg Grond B.V.
   MBO Willem II Singel Holding B.V.
    MBO Willem II Singel B.V.
    MBO Willem II Singel Grond B.V.
   Q-Park Bovenmaas I B.V.
   Q-Park N.V.
    Q-Park Nederland B.V.
     Q-Park Exploitatie B.V.
      Q-Park De Bijenkorf B.V.
      Q-Park Beheer B.V.
       Q-Park Brabant B.V.
       Q-Park Reserve I B.V.
      Q-Park Byzantium B.V.
      Q-Park City Holding B.V.
       Q-Park City B.V.
      Q-Park Schouwburg B.V.
       Q-Park De Klomp B.V.
       Q-Park Raadhuis B.V.
   Q-Park Reserve II B.V.
   Stadsherstel Historisch Rotterdam N.V.
   Supermarkt Krouwel B.V.
   V.O.F. Winkelcentrum Markt Noorderpromenade Drachten
   Vastgoed De Brink Holding B.V.
    Vastgoed De Brink B.V.
   Wilhelminahof MBO B.V.
   Zuidplein Beheer BV
 ING Verwaltung (Deutschland) GMBH A.G.
  Allgemeine Deutsche Direktbank AG
  BNL Beteiligungsgeselschaft Neue Laender GMBH & Co. KG
  Liquiditats-Konsortialbank GMBH
 ING-North East Asia Bank
 INIB N.V.
 Locura Belegging B.V.
 Luteola B.V.
 Melifluo B.V.
 Middenbank Curacao N.V.
  Advisory Company Luxembourg
  Altasec N.V.
   Corporacion Financiera ING (Colombia) S.A.
  Aralco N.V.
  Atlas Venture Fund I, L.P.
  Banco Latino-Americano De Exportaciones S.A.
  Cayman Islands Funds N.V.
  Corporacion Financiera ING (Colombia) S.A.
  Datasegur S.R.L.
  Fiseco N.V.
  Granity Shipping N.V.
  Institucion Financiera Externa Middenbank Curacao N.V. (Uruguay) ING Bank (Chile) S.A.
   Edibank S.A.
   Sociedad Interbancaria De Depositor De Valores S.A.

  ING Barings Ecuador Casa De Valores S.A.
  ING Compania De Inversiones Y Servicios Limitada
   Bolsa Electronica De Chile, Bolsa De Valores S.A.
   CISL Aruba A.E.C.
  ING Inversiones, Ltda.
   Corporacion Financiera ING (Colombia) S.A.
  ING Sociedad De Bolsa (Argentina), S.A.
   Mercado De Valores De Buenos Aires S.A.
  Kamadora Investments N.V.
   Corporacion Financiera ING (Colombia) S.A.
  Lerac Investment S.A.
  Red Rose Investments N.V.
  Unilarse
  Zermatt N.V.
 Miopia B.V.
 Multiaccess B.V.
 MKB Adviseurs B.V.
 MKB Card B.V.
 MKB Investments BV
  De Springelberg B.V.
   Het Dijkhuis B.V.
  Palino B.V.
  Tiberia B.V.
 MKB Punt B.V.
  Business Compass Holding B.V.
 N.V. Instituut Voor Ziekenhuisfinanciering
 Nationale-Nederlanden Financiele Diensten B.V.
  B.V. Financieringsmaatschappij Vola
   B.V. Kredietmaatschappij Vola
   Dealer Cash Plan B.V.
    Cash Plan B.V.
   Finantel B.V.
    Sentax Assurantie B.V.
   G. J. Van Geet Beheer B.V.
    Alegro Krediet B.V.
   Gelderse Discount Maatschappij B.V.
   Sentax Beheer B.V.
    Finam Krediet B.V.
    Sentax Lease B.V.
   Vola Geldleningen B.V.
 Nederlandse Bouwbank N.V.
 Nederlandse Financieringsmaatschappij Voor Ontwikkelingslanden N.V. Nedermex Limited N.V.
 Netherlands Caribbean Bank N.V.
 Nethworks Integrated Project Consultancy B.V.
 Nofegol Beheer B.V.
 NCM Holding N.V.
 NMB Equity Participaitons N.V.
 NMB-Heller Holding N.V.
  Handlowy-Heller SA
  Heller GMBH
   Heller Bank A.G.
    International Credit Service S.A.S.
   Heller Finanz GMBH
   Info-Und Beratungsunternehmen GMBH
  NMB-Heller Ltd.
  NMB-Heller N.V.

   Agpo Participatiemaatschappij B.V.
   Felix Tigris B.V.
   Inter Credit B.V.
    International Credit Service S.A.S.
   International Credit Service S.A.S.
   NMB-Heller Zweigniederlassung Neuss
   Zamenbrink B.V.
   Zamenterp B.V.
  OB Heller AS
 Okalia N.V.
 Olivacea B.V.
 Ontwikkelingsmaatschappij Noordrand B.V.
 Orcinus B.V.
 Oscar Smit's Bank N.V.
  Bouwmaatschappij Mecklenburgplein B.V.
   Kenau B.V.
 P.T. ING Indonesia Bank
 Parmola B.V.
 Paronyme B.V.
 Pendola B.V.
 Perotis B.V.
 Policy Extra Holdings Limited
 Postbank N.V.
  Amsterdam Exchanges N.V.
  Interpartes Incasso B.V.
  Postbank Aandelenfonds N.V.
  Postbank Beleggingsfonds N.V.
  Postbank Beleggingsfondsen Beheer B.V..
  Postbank Beleggingsfondsen Bewaar B.V.
  Postbank Chipper Beheer B.V.
  Postbank Euro Aandelen Fonds N.V.
  Postbank Groen N.V.
  Postbank I.T. Fonds N.V.
  Postbank Interfinance B.V.
  Postbank Nederlandfonds N.V.
  Postbank Obligatie Fonds N.V.
  Postbank Obligatiefonds Beheer B.V.
  Postbank Vastgoedfonds N.V.
  Postbank Vermogensgroeifonds N.V.
  Postbank Wereldmerkenfonds N.V.
  Postkantoren B.V.
 Prena Belegging B.V.
  T Oye Deventer B.V.
  A. Van Der Molen Herenmode B.V.
  A. Van Der Pol Beleggingsmaatschappij Amsterdam B.V.
  A. Van Venrooy Beleggingen B.V.
  A. Van Weringh Beleggingen B.V.
  A.C.M. Nienhuis Houdstermaatschappij B.V.
   B.V. Raadgevend Bureau Nienhuis Consultans
  A.H. Blok Holding B.V.
  A.H.M. Habets Beheer B.V.
  A.J. Vos Makelaardij Onroerende Goederen B.V.
  Abades B.V.
  Abrocoma B.V.
  Ad Barnhard Holding B.V.
  Albranis B.V.
  Almenzor B.V.

  Altimira B.V.
  Ambito N.V.
  Aralar B.V.
  Atitlan B.V.
  B.V. Beheersmaatschappij Nuyt En Heikens
  B.V. Odripi
  B.V. Varen ABC
  B.V. Vulca Beleggingsmaatschappij
  Barbatus B.V.
  Barbuda B.V.
  Bebida B.V.
  Beheermaatschappij Van Der Reijnst B.V.
  Beheermaatschappij Van Het Beleggingsfonds Van De 7 B.V.
  Beheermaatschappij Darius B.V.
  Beheermaatschappij Stouwe B.V.
  Beheermaatschappij Van Putten B.V.
  Beheersmaatschappij Elma Schrijen B.V.
  Beheersmaatschappij K.G. Tjia B.V.
  Beheersmaatschappij Luco Zuidlaren B.V.
  Beheersmij A.J. Konst B.V.
  Belagua B.V.
  Bergara B.V.
  Bermillio B.V.
  Betulina B.V.
  Bidasoa B.V.
  Biporus B.V.
  Blarina B.V.
  Brasas B.V.
  Bravura B.V.
  Bremer-Van Mierlo Belegginsgmaatschappij B.V.
  Bustia B.V.
  C. J. Buyzen Beheer B.V.
  C. J. H. - En J. J. Heimeriks Holding B.V.
  Calando Belegging B.V.
  Camilo B.V.
  Castroverde B.V.
  Catoneria B.V.
  Cermanita B.V.
  Cicania B.V.
  Clacri B.V.
  Colocar B.V.
   OCB Beheer B.V.
  Concolor B.V.
  Cortada B.V.
  Cotranco B.V.
  Crescentes Prins B.V.
  Cumbras B.V.
  Cupula B.V.
  D'Eijk B.V.
  De Groninger Lederwaren Industrie B.V.
  Delta Nederland Beheer B.V.
  Dorsalis B.V.
  Dr. De Grood Beheer B.V.
  DKP Beheer B.V.
   Dick Kooiman Publication/Productions B.V.
  DSBV-Enserink B.V.
  DSBV-Ploeger B.V.

  E. Romar Beheer B.V.
   Omnium B.V.
  Empluma B.V.
  Entorno B.V.
  Epic Investments B.V.
  Ernsatus B.V.
  Esvice B.V.
  Exel Beheer B.V.
  Exploitatie En Beleggingsmaatschappij Alja Eindhoven B.V.
  F. R. Hoffschlag Beleggingen B.V.
  Familiale Investerings Maatschappij F.I.M.
  Farlita B.V.
  Flantua Beheer B.V.
  Fregenda B.V.
  Funjob Investments B.V.
  G. Laterveer Beheer B.V.
  Garlito B.V.
  Gebrema Beheer B.V.
  Gekrabeheer B.V.
  Germs Beleggingen B.V.
  Glabana B.V.
  Golpejas B.V.
  H. Van Duinen Beheer B.V.
  H. Mekenkamp Holding B.V.
   Mekenkamp Beheer B.V.
  H. Weterings Holding B.V.
  H. D. En L.B. Meijer Beheer B.V.
  H. G. Van Der Most Beheer B.V.
  Handelsonderneming E. Spee B.V.
  Hepec Beheer B.V.
  Hilschip BV Hispidus B.V.
  Hof En Frieling Beheer B.V.
   Hof & Frieling Onroerend Goed B.V.
  Holding Hoveling Beheer B.v.
  Holding J.W.G. Huijbregts B.V.
  Holding Schildersbedrijf West-Friesland B.V.
  Holding Schuiling B.V.
  Holding Th. A. Wellink B.V.
  Hotel-Restaurant Boerhave B.V.
  Huaco B.V.
  Humada B.V.
  Ignaro B.V.
  Imbricata B.V.
  Incoloro B.V.
  Indonea B.V.
   Allshoes Schoengroothandel B.V.
  ING Bank Spaardividend Fonds Beheer B.V.
  J & A Holding B.V.
  J. B. Van Den Brink Beleggingsmaatschappij B.V.
  J. G. Mekenkamp Holding B.V.
   Mekenkamp Beheer B.V.
  J. H. Moes Holding B.V.
  J. P. Korenwinder Beheer B.V.
  J. W. Th. M. Kohlen Beheer B.V.
  Jemaas Beheer B.V.
  Jongert Beheer B.V.

  K & M Beheer B.V.
  Kalliope B.V.
   Bacolac B.V.
  Kapellenberg B.V.
  Kijkgroep B.V.
  Koehorst Promotion Beheer B.V.
  KBM Maarssen B.V.
  L. Martens Beheer B.V.
  La Douce Vie Network B.V.
  Lagotis B.V.
  Larino B.V.
  Latourette B.V.
  Leaver B.V.
  Ledanca B.V.
  Lektura Tiel Beheer B.V.
  Licorera B.V.
  Liecene B.V.
  Lin Beheer B.V.
  Lomajoma Holdings B.V.
  Lorkendreef Beheer N.V.
  Lustroso B.V.
  M. B. Van Der Vlerk B.V.
  Madrigal B.V.
  Marres B.V.
  Masegoso B.V.
  Matthew Holding B.V.
  Mazairac Belegging B.V.
  Minnaar Holding B.V.
  Mirabilis B.V.
  Molenwiede B.V.
  Muguet B.V.
  Multicover B.V.
   Pulido B.V.
  Mustang B.V.
  Olseria B.V.
   Arend Broekhuis B.V.
  P. Nienhuis Houdstermaatschappij
  P. J. Heinrici Beheer B.V.
  Pastrana B.V.
  Pedralva B.V.
  Pemac B.V.
  Penuria B.V.
  Perola Belegging B.V.
  Pertusa B.V.
  Peter Trompalphen Aan Den Rijn Beheer B.V.
  Phobos Beleggingen
  Pinicola B.V.
  Pluijmen Holding B.V.
  Portelas B.V.
  Postigo B.V.
  Prestamo B.V.
  Pruis Elburg Beheer B.V.
  Puebla B.V.
  Pulido B.V.
  Rayhold Management En Deelneming B.V.
  Rescoldo B.V.
  Ressel B.v.

  Retrasos B.V.
  Rodeba Deurne B.v.
  Roelcene B.V.
  Rowanda B.V.
  Rudlolf & Peter Herenmode En Confectie B.V.
  Sabra Holding B.V.
   Valpacos B.V.
  Sacobel Beheer B.V.
  Schnieders Beheer B.V.
  Simonis Beheer B.V.
  Simonis Beleggingsmaatschappij B.V.
  Sipororo B.V.
  Spaleta B.V.
  Spatgens Beheer B.V.
  Stampida B.V.
  Stamveld B.V.
  Steendam Beleggingsmaatschappij Drachten B.V.
  Storm Beheer B.V.
   Beheermaatschappij Baarlo B.V.
  Strokkur B.V.
  Sunrise Investments B.V.
  Sustento B.V.
  Svalbard Beheer B.V.
  T. A. Lie Beheer B.V.
  T. M. D. Beheer B.V.
   Beheermaatschappij Baarlo B.V.
  Tadavia B.V.
   Beleggings - En Beheer Maatschappij Solina B.V.
    Refina B.V.
  Talboom Beheer B.V.
  Tapirus B.V.
  Tarsius B.V.
  Technisch Advies Bureau Jaba B.V.
  Ter Linden En Heijer Holding B.V.
  Tessara Zaanlandia B.V.
  Thecoar B.V.
  Theo Kentie Holding B.V.
   Theo Kentie Design B.V.
  Traslado B.V.
   Trasgo B.V.
  Treetop B.V.
  Trituris B.V.
  Truckstar Holding B.V.
  Tucupido B.V.
  Tricor B.V.
  U. Ringsma Beheer B.V.
  Unitres Holding B.V.
  Vaanhold & Van Zon Holding B.V.
  Van Den Heuvel Beheer B.V.
  Van Loon Beheer B.V.
  Van Roij Holding B.V.
  Van Zwamen Holding B.V.
  Vebe Olst B.V.
  Vegem Beheer B.V.
  Venidero B.V.
  Vette Consultants B.V.
  Vicar B.V.

  Vidriales B.V.
  W. Van Den Berg B.V.
  W. N. Van Twist Holding B.V.
  Wabemij B.V.
  Wiancini B.V.
 Rentista B.V.
 Reoco Limited
 Rutilus B.V.
 RL & T (International) N.V.
 Securo De Depositos S.A.
 Siam City Asset Management Co., Ltd
 Slivast B.V.
 Societe Financiere Du Libans. A.L.
 Society for Worldwide Interbank Financial Telecommunication S.C.
 Stichting Administratiekantoor ING Bank Global Custody
 Tablero B.V.
 Tolinea B.V.
 Tripudio B.V.
 Tunnel Onder De Noord B.V.
  C. V. Exploitatiemaatschappij Tunnel Onder De Noord
 Unidanmark A/S
 Verenigde Bankbedrijven N. V.
 Westland Utrecht Hypotheekbank N.V.
  Amstgeld Management AG
  Amstgeld N.V.
  Amstgeld Trust AG
  Bouw En Exploitatiemaatschappij Deska XXIII B.V.
  Charterhouse Vermogensbeheer B.V.
  Hypothecair Belang Gaasperdam I N.V.
   Assorti Beheer Amsterdam B.V.
   Muidergracht Onroerend Goed B.V.
    Amstel Gaasperdam B. V.
    Bouw-, Exploitatie En Administratie Maatschappij Amer IV B.V.
   N.V. Zeker Vast Gaasperdam
    Rijn Gaasperdam B.V.
  Juza Onroerend Goed B.V.
   Hazo Immobilia B.V.
  Kort Ambacht Maatschappij Tot Exploitatie Van Onroerende Goederen B.V. Utrechtse Financierings Bank N.V.
  Utrechtse Hypotheekbank N.V.
   Algemeene Waarborgmaatschappij N.V.
    Hypotheekbank Voor Nederland II N.V.
    Hypotheekbank Voor Nederland N.V.
    Standard Hypotheekbank N.V.
   ING Bank Hypotheken N.V.
   Nationale Hypotheekbank N.V.
    Hollandsche Hypotheekbank N.V.
   Zuid Nederlandsche Hypotheekbank N.V.
  Vermogensplanning N.B.I. B.V.
  W.U.H. Finanz A.G.
  Westland/Utrecht Leasing B.V.
   Berchem Onroerend Goed B.V.
   Berkelse Poort B.V.
   Beuke Poort B.V.
   Brasemer Poort B.V.
   Bruine Poort B.V.
   Denne Poort B.V.

   Doetichem Immobilia B.V.
   Dommelse Poort B.V.
   Drechtse Poort B.V.
   Eike Poort B.V.
   Esse Poort B.V.
   Frabu Immobilia B.V.
   Friese Poort B.V.
   Gelderse Poort B.V.
   Gele Poort B.V.
   Grijze Poort B.V.
   Groninger Poort B.V.
   Helo Immobilia B.V.
   Holendrecht Gemeenschappelijk Beheer B.V.
   Holendrecht Parking B.V.
   Hollandse Poort B.V.
   Iepe Poort B.V.
   Kager Poort B.V.
   Kilse Poort B.V.
   Lekse Poort B.V.
   Limburgse Waterpoort B.V.
   Lingese Poort B.V.
   Markse Poort B.V.
   Oranje Poort B.V.
   Paarse Poort B.V.
   Reggese Poort B.V.
   Roerse Poort B.V.
   Schepa Immobilia B.V.
   Sparre Poort B.V.
   Spoolde B.V.
   Spuise Poort B.V.
   Thames Poort B.V.
   Utrechtse Poort B.V.
   Vechtse Poort B.V.
   Vliestse Poort B.V.
   Westland/Utrecht Bouwonderneming Wubo VI B.V.
   Westland/Utrecht Bouwonderonderneming Wubo IV B.V.
   Wilge Poort B.V.
   Zeeuwse Poort B.V.
  Westland/Utrecht Verzekeringen B.V.
  Westlandsche Hypotheekbank N.V.
   Algemeene Hypotheekbank N.V.
   Hypotheekbank Maatschappij Voor Hypothecaire Crediet N.V.
    Groningsche Hypotheekbank N.V.
   Vaderlandsche Hypotheekbank N.V.
   Zeeuwsche Hypotheekbank N.V.
   Zuid-Hollandsche Hypotheekbank N.V.
  Zugut B.V.
ING Verzekeringen N.V.
 ING Insurance International B.V.
  Nationale-Nederlanden Intervest II B.V.
   ING North America Real Estate Holdings Inc.
  ING Financial Services International (Asia) Ltd.
  Nationale-Nederlanden Intervest XIII B.V.
  Nationale-Nederlanden Intertrust B.V.
   N.N. US Realty Corp
  B.V. Nederlandsche Flatbouwmaatschappij
  NN Korea

  ING Continental Europe Holdings B.V.
   De Vaderlandsche N.V.
    Nationale Omnium N.V.
     De Vaderlandsche Spaarbank N.V.
      RVS Financial Services N.V.
     Fiducre N.V.
     Sodefina S.A.
    SA De Vaderlandsche Luxemburg
    Immo "De Hertoghe" NV
    Westland/Utrecht Hypotheekmaatschappij N.V.
    Intermediair Services N.V.
   RVS Verzekeringen N.V.
    Gefinac N.V.
   Proodos General Insurances S.A.
   NN Mutual Fund Management Co.
   The Seven Provinces International B.V.
   Nationale-Nederlanden Magyarorszagi Biztosito Rt
    NN Mutual Fund Services and Consulting Ltd.
   ING Management Services s.r.o.
   Prumy Penzijni fond a.s.
   Nationale-Nederlanden Polska S.A.
   Nationale-Nederlanden Poist'ovna S.A.
   ING Management Services Slovensko spol s.r.o.
   Nationale-Nederlanden Agencia de Valores S.A.
   NN Romania Asigurari de Viata S.A.
   Sviluppo Finanziaria
   ING Investment Management Italy
   NN Vida Compania de Seguros y Raeseguros S.A.
   NN Generales Compania e Seguros y Raeseguros
   Nationale-Nederlanden Pojistovna
  ING Latin American Holdings
   ING Insurance Chile Holdings Limitada
    ING Seguros de Vida S.A.
  NNOFIC
   Nationale-Nederlanden (UK) Ltd.
    NN (UK General) Ltd.
     The Orion Insurance
  ING Australia Limited
   Mercantile Mutual Holdings Ltd.
    Mercantile Mutual Funds Management
     Mercantile Mutual Global Ltd.
    Athelas
    Mercantile Mutual Insurance (Australia) Ltd.
     M.A.F.G. Ltd.
     Mercantile Equities Ltd.
     Greater Pacific (Leasing) Ltd.
    Amfas Australia Pty Ltd.
     Australian General Insurance Co. Ltd.
     "The Seven Provinces" Insurance Underwriters
    MM Investment Management Ltd.
    The Mercantile Mutual Life Insurance Co. Ltd.
     MML Properties Pty Ltd.
     Mercantile Mutual Deposits Ltd.
     Union Investment Co. Ltd.
     Mercantile Mutual Securities Ltd.
     Tazak Pty Ltd.
     Mercantile Mutual Custodians Pty. Ltd.

    Mercantile Mutual Casualty Insurance Ltd.
    Australian Brokers Holdings Ltd.
     Australian Brokers Ltd.
    Australian Community Insurance Ltd.
    Mercantile Mutual Insurance (Workers Compensation) Ltd.
     Mercantile Mutual Insurance (N.S.W. Workers Compensation) Ltd. Prosafe Investments Ltd.
   Dinafore Pty Ltd.
   Tongkang Pty Ltd.
    MM Investment Management
  ING Canada Holdings Inc.
   AFP Financial Services
   ING Canada Inc.
    The Halifax Insurance Company
    Western Union Insurance Company
    Wellington Insurance Company
    La Compagnie d'Assurances Belair
    The Commerce Group Insurance La Compagnie d'Assurances
   NN Life Insurance Company of Canada
    NN Funds Limited
    NN Capital Management
  NN Maple Leaf
  ING America Insurance Holdings Inc.
   Lion Holdings, Inc.
    Imperial Fire-Marine Re-Insurance Company Limited
    Aetna Retirement Services, Inc.
     Aetna Retirement Holdings, Inc.
      Aetna Trust Company FSB
      Aetna Services Holdling Company, Inc.
       Systematized Benefits Administrators, Inc.
      Aetna Retail Holding Company, Inc.
       Aetna Financial Services, Inc.
       Aetna Insurance Agency Holding Company, Inc.
        Aetna Insurance Agency, Inc.
        Aetna Insurance Agency of Ohio, Inc.(a)
        Aetna Insurance Agency of Massachusetts, Inc.
        Aetna Insurance Agency of Alabama, Inc.
       FNI International, Inc.
        Financial Network Investment Corporation
         Financial Network Investment Corporation of Hawaii
        FN Insurance Agency of Massachusetts, Inc.
        FN Insurance Services, Inc.
        FN Insurance Services of Alabama, Inc.
        FN Insurance Services of Nevada, Inc.
        Financial Network Investment Corporation of Kauai, Inc.
        FN Insurance Agency, Kansas, Inc.
        FN Insurance Agency, New Jersey, Inc.
        FN Insurance Services HI, Inc.
        Financial Network Investment Corporation, Honolulu, Inc. Financial Network Investment Corporation, Puerto Rico, Inc.
      Aetna Life Insurance and Annnuity Company
       Aetna Insurance Company of America
       Aetna Variable Encore Fund
       Aetna Variable Fund
       Aetna Income Shares

--------------------
(a) Non-voting interest

       Aetna New Series Fund, Inc.(b)
       Aetna Series Fund
       Aetna Generation Portfolios, Inc.
       Portfolio Partners, Inc.(c)
       Aetna GET Fund
       Aetna Variable Portfolio, Inc.
       Aetna Balanced VP, Inc.
       Aetna Investment Services, LLC
       Aetna Investment Adviser Holding Company, Inc.
        Aeltus Investment Management, Inc.
         Aetna Investment Management (bermuda) Holdings Lilmited
          China Dynamic Investment Management (Hong Kong) Limited Aeltus Trust Company
         Aeltus Capital, Inc.
         Elijah Asset Management, Limited Liability Company
    Aetna International, Inc.
     Aetna Life Insurance Company of America
      Aetna Heart Investment Holdings Limited
       Aetna Heart Co., Ltd. (Taiwan)
       Aetna South Life Agency Co., Ltd. (Taiwan)
       Aetna Life Insurance Agency Co. (Taiwan)
       Huei Hong Securities Co., Ltd. (Taiwan)
       Aetna Heart Publishing Company Ltd.
       Aetna Sinopac Credit Card Company Limited
      P.T. Aetna Life Indonesia
     The Aetna Heiwa Life Insurance Company Limited (Japan)(d)
      Aetna Confirmation Service Co. (Japan)
      Helwa Information Conter
     Aetna Premium Collection Co. (Japan)(e)
      Aetna Leasing Co. (Japan)(f)
     Aetna Capital Holdings, Inc.
     Pacific-Aetna Life Insurance Co., Ltd.(g)
     Aetna International Holdings (Hong Kong) I Limited
     Aetna Life Insurance Company (Bermuda) Limited
      East Asia Aetna Services Company Limited
     Strategic Investors Asia Ltd.
     Aetna International Fund Management, Inc.
     Aetna Information Technology (Guanghzou) Limited
     AII 1, L.L.C
     AII 2, L.L.C
     AII 3, L.L.C
     AII 4, L.L.C
     Aetna Argentina S.A.
      Aetna Salud S.A.
      Assistencia Medica Social Argentina S.A.
      Aetna Vida S.A.
     ALIAC Holdings, Inc.
     Seguradora East Asia Aetna Macau S.A.R. L. (Macau)
     Aetna International Holdings (Hong Kong) II Limited
      Daya Aetna (Malaysia) SDN, BHD.

--------------------
(b) Aetna Life Insurance Company owns 1% of Aetna Series Fund, Inc.
(c) Aetna Insurance Company of America owns 3% of Portfolio Partners, Inc.
(d) Aetna Premium collection Co. owns 7.5% of this entity.
(e) The Aetna Heiwa Life Insurance Company Limited owns 10% of this entity
(f) Aetna Premium Collection Co. owns 35% of this entity, Heiwa Information Center owns 35% of this entity.
(g) Aetna Life Insurance Company owns 1% of Pacific-Aetna Life Insurance Co.,
Ltd.

       Genesis Healthcare SDN, BHD
       Aetna Universal Insurance Berhad
     Aetna S.A.
      Aetna Chile Seguros Generales S.A.
      Aetna Administradora de Fondos de Inversion S.A.
      Aetna Chile Seguros de Vida S.A.
      Aetna Pensiones S.A.
       Administradora de Fondos de Pensiones Santa Maria S.A.
        Santa Maria Internacional S.A.
         Aetna Pensiones Peru S.A. (Peru)(h)
          Administradora de Fondos de Pensiones Integra S.A. (Peru)(i)
      Aetna Credito Hipotecario, S.A.
       Inmobilaria Padre Mariano S.A.(j)
        Inmobilaria Inmarangatu S.A.
        Asesories Previdencia (Chile)
      Cruz-Blanca Isapre, S.A.(k)
       Aetna Salud S.A.
       Prosana S.A.(l)
        Inversiones Cali Limitada
        Inversiones Medellin Limitada
        Rio Madgalena Limitada
        Cruz Blanca EPS S.A. (Columbia)
         Laboratorio Bio Imagen Limitada (Columbia)
      Aetna International Peru S.A.(m)
       Wiese Aetna Compania de Seguros S.A. (Peru)
        Novasalud Peru S.A. Entidad Prestadora de Salud (Peru)
     Arcelia Limited(n)
     Aetna Life and Casualty International Finance N.V.
      Aetna (Netherlands) Holdings B.V.
     Sul America Aetna Seguros de Previdencia S.A.
      Sul America Aetna Companhia Nacional de Seguros e Previdencia (Brazil) Sul Sul America Servicos Medicos S.A.
       Sualet Servicios Medicos (Brazil)
       Brasilsaude Companhia de Segoros (Brazil)
      Clube Dos Executivos, S.A.
       Executivos S/A Administracao e Promocao de Seguros
       Executivos Corretorae Administradora de Seguros S/C LTDA
     Aetna Securiteis Investment Management (Taiwan)Ltd.
     AE Five Incorporated
     Aelan Inc.
     The Aetna Heiwa Life Insurance Company Limited
     Aetna MPF Limited(o)
     Aetna Investment Management (Taiwan) Limited
     Aetna (H.K.) Services Limited
      PLJ Holdings Limited
      Aetna Investment Management (F.E.) Limited
     Osatspa Insurance Co. Ltd.

--------------------
(h) Aetna S.A. Owns 34% of this company
(i) Aetna Pensiones Peru S.A. owns 40% of this company
(j) Aetna S.A. owns 1% of this company
(k) Cruz Blanca Isapre also owns 25% of Health Group, S.A., which, in turn, holds interests in various Chilean health companies. Cruz Blanca Isapre also owns 25% of Cruz Blanca EPS (Columbia)
(l) Cruz Blanca Isapre, S.A. owns 50% interest in this entity.
(m) Aetna Chile Seguros de Vida S.A. and Aetna Chile Seguros Generales S.A. have combined ownership of 14%
(n) Strategic Investors Asia Ltd. Owns 39% of Aetna Life Insurance Company (Bermuda) Ltd.
(o) AII 1-4 L.L.C. holds a 50% interest in this company

     Osatspa Life Insurance Co., Ltd.
     Aetna Phillipine Ventures, Inc.
      Aetna Life Insurance Inc. (Philippines)
      Aetna Healthcare, Inc. (Phillipines)
     Aetna Trust Limited
   Ameribest Life Insurance Company
   CyberLink Development, Inc.
   Equitable of Iowa Companies, Inc.
    Directed Services, Inc.
    Equitable Life Insurance Company of Iowa
     USG Annuity & Life Company
     Equi-Select Series Trust
    Equitable of Iowa Companies Capital Trust
    Equitable of Iowa Companies Capital Trust II
    ING Funds Distributor, Inc.
    Golden American Life Insurance Company
     The GCG Trust
     First Golden American Life Insurance Company of New York
   ING Advisors Network, Inc.
    ING Insurance Agency, Inc.
    Investors Financial Group, Inc.
     Carnegie Financial Corporation
      Carnegie Securities Corporation
     IFG Brokerage Corp.
     IFG Insurance Agency of Oklahoma, Inc.(p)
     IFG Insurance Agency of Texas, Inc.(p)
     Compulife, Inc.
      Compulife Agency, Inc.
     IFG Advisory, Inc.
      IFG Advisory Services, Inc.
      National Alliance of Independent Portfolio Managers, Inc.
     IFG Agency of Ohio, Inc.(p)
     IFG Agency, Inc.
      IFG Insurance Agency of Massachusetts, Inc.(p)

--------------------
(p) Company owned by individual pursuant to state law. Shareholder agreement with parent company.

      IFG Insurance Services of Alabama, Inc.(p)
     IFG Network, Inc.
     IFG Services, Inc.
     Investors Financial Planning Inc.
      Compulife Investor Services, Inc.
      IFG Network Securities, Inc.
      Comprehensive Financial Services, Inc.
     Nanis Investment Services, LLC
     Pennington, Bass & Associates, Inc.
     Planned Investment Resources, Inc.
      Planned Investments, Inc.
    Locust Street Securities, Inc.
     LSSI Nevada, Inc.(p)
     LSSI North Carolina, Inc.(p)
     LSSI Ohio Agency, Inc.(p)
     LSSI Texas, Inc.(p)
     LSSI, Inc.(p)
    United Life & Annuity Insurance Company
     United Variable Services, Inc.
   ING America Life Corporation
    Life Insurance Company of Georgia
     Powers Ferry Properties, L.P.
     Springstreet Associates, Inc.
    Life of Georgia Agency, Inc.
    Southland Life Insurance Company
   Security Life of Denver Insurance Company
    Combined Financial Services, LLC(q)
    Tailored Investment Notes Trust 1991-1
    First ING Life Insurance Company of New York
    First Secured Mortgage Deposit Corporation
    ING America Equities
    Midwestern United Life Insurance Company
   Afore Bital ING, S.A. de C.V.
   First Columbine Life Insurance Company
   ING Funds Service Co., Inc.
   ING Funds Trust(r)
   ING Investment Management LLC(s)
   ING Mutual Funds Management Company, LLC
   ING North America Insurance Corporation
   ING Seguros Sociedad Anonima de Capital Variable
   ING Payroll Management, Inc.
   ING Risk Management(Bermuda) Limited
   ING Variable Insurance Trust(r)
   Lion Custom Investments LLC
   Lion Custom Investments II LLC
   MIA Office Americas, Inc.
   Multi-Financial Group, Inc.
--------------------
(q) ING Investment Management LLC owned 50% by ING America Insurance Holdings, Inc. and 50% by Equitable of Iowa Companies, Inc.
(r) Entities owned by retail public investor.  ING provides services to them
(s) Security Life and Denver holds a 40% membership interest in Combined Financial Services, LLC, and 60% is held by two individuals.

    Multi-Financial Securities Corporation
     Multi-Financial Securities Corporation Massachusetts(p) Multi-Financial Securities Corporation of Ohio(p) Multi-Financial Securities Corporation of Texas(p)
   Orange Investment Enterprises, Inc.
   Quichote, Inc.
    QuickQuote Systems, Inc.
     QuickQuote Financial, Inc.
   ReliaStar Financial Corp.
    ReliaStar Life Insurnace Company
     NWNL Benefits Corporation
     Northern Life Insurance Company
      Nordic, Inc.
     Security Connecticut Life Insurance Company
      ReliaStar Reinsurance Group, Ltd.
     ReliaStar Reinsurance Group (UK) Ltd.
    Washington Square Insurance Agency, Inc.
     Washington Square Insurance Agency, Inc. (Puerto Rico) Washington Square Insurance Agency, Inc. (Ohio) Washington Square Insurance Agency, Inc. (New Mexico)
    IB Holdings LLC
     Northeastern Corporation
     The New Providence Ins. Co. LTD
    ING Pilgrim Capital Corporation
     ING Pilgrim Group, Inc.
      ING Pilgrim Securities, Inc.
       ING Pilgrim Funding, Inc.
      ING Pilgrim Investments, Inc.
      Pilgrim Financial, Inc.
      Lexington Funds Distributor, Inc.
      Market Systems Research Advisors, Inc.
       Market Systems Research, Inc.
      Lexington Global Asset Managers, LTC
      ING Lexington Management Corporation
      Piedmont Asset Advisors, LLC
     Express America T.C. Corp.
     EAMC Liquidation Corp
    ReliaStar Investment Resdarch, Inc.
    Successful Money Management Seminars, Inc.
    PrimeVest Financial Services, Inc.
     PrimeVest Insurance Agency of Alabama, Inc.
     PrimeVest Insurance Agency of New Mexico, Inc. PrimeVest Insurance Agency of Ohio, Inc.
     Granite Investment Services, Inc.
     Branson Insurance Agency, Inc.
     Split Rock Financial, Inc.
     Branwest Investment Services, Inc.
      Branwest Insurance Agency, Inc.
    Arrowhead Ltd.
    ReliaStar Payroll Agent, Inc.
    ReliaStar Managing Underwriters, Inc.
    Financial Northeastern Corp
    Financial Northeastern Securities, Inc.
    FNC Inurance Services, Inc.
    ING National Trust
   Security Life Assignment Corp.
   ING Seguros S.A. de C.V.

   United Protective Company
   Security Life of Denver International Ltd.
   SLR Management (Bermuda) Ltd.
   UC Mortgage Corp.
   Unit Investment Trusts(r)
   United Life & Annuity Insurance Company
    United Variable Services, Inc.
   VESTAX Capital Corporation, Inc.
    VESTAX Securities Corp.
    VTX Agency Inc.
     PMG Agency, Inc.
     VTX Agency of Michigan, Inc.p
     VTX Agency of Massachusetts, Inc.p
     VTX Agency of Texas, Inc.p
   ING US P&C Corporation
    Diversified Settlements, Inc.
    Peerless Insurance Company
    The Netherlands Insurance Company
    America First Insurance Company
    Alabama First Insurance Company
    Excelsior Insurance Company
    Indiana Insurance
     Consolidated Insurance Company
    Cooling-Grumme-Mumford Company, Inc.
  Blue Cross Medical Consultancy (Singapore) Pte. Ltd.
  ING Indonesia Insurance P.T.
  ING Life Insurance Japan
  Nederlandse Reassurantie Groep Holding N.V.
   Nederlandse Reassurantie Groep N.V.
    NRG London Levensherverzekering
    Algemene Levensherverzekering Maatschappij N.V.
    Vereenigde Assurantie Bedrijven "Nederland" N.V.
    Reassurantie Holding Nederland N.V.
     Internationale Reassurantie Maatschappij Nederland N.V.
     Reassurantie Maatschappij Nederland N.V.
    Ruckversicherungs-Clearing A.G.
    Reinsurers Marketing B.V.
    N.V. Beleggingsmaatschappij NRG
    Reassurantie Beleggingen N.V.
    NRG Woningbouw B.V.
    BMA Beleggingsmaatschappij "Alliance" B.V.
    "Traviata" Onroerend Goed B.V.
    The Victory Reinsurance Corporation of the Netherlands N.V.
   NRG Victory Holdings Ltd.
    NRG London Reinsurance Company Ltd.
     NRG Fenchurch Insurance Company Ltd.
    NRG Victory Australia Holdings Ltd.
     NRG Victory Australia Ltd.
    NRG Victory Reinsurance Corporation Ltd.
     The Victory Health Reinsurance Corporation Ltd.
    NRG Victory Management Ltd.
     European Life Marketing & Actuarial Consultancy Ltd.
      European Life Marketing & Actuarial Consultancy 92 Ltd.
    Medical Expenses Development and Insurance Consultancy Services Ltd. NRG Victory Management Services Ltd.
     General Reinsurance Syndicate Ltd.
     General Reinsurance Syndicate Ltd. (Trustee)

     London Reinsurance Comp. Ltd.
     NRG Victory Life and Health Services Ltd.
     NRG Victory Canada Management Ltd.
     NRG Victory Management (Hong Kong) Ltd.
   NRG America Holding Company
    Philadelphia Reinsurance Corporation
    NRG America Life Reassurance Corporation
    NRG American Management Corporation
   Market Run Off Services Ltd.
   NRG Antillean Holding N.V.
    NRG Antillean Reinsurance Company N.V.
    NRG Victory International Ltd.
    NRG Victory Management (Bermuda) Ltd.
    SRO Run-Off Ltd. Bermuda
  ING Life Insurance Co. (Phillippines)
  ING Penta Life Insurance Indonesia P.T.
  ING Insurance Consultants (HK) Ltd.
  ING Reinsurance International Holding Co. Ltd.
   ING Reinsurance International
 Nationale-Nederlanden Nederland B.V.
  Nationale-Nederlanden Schadeverzekering Maatschappij N.V.
   H. van Veeren B.V.
   Nationale-Nederlanden Greek General Insurance Company S.A. Nationale-Nederlanden Levensverzekering Maatschappij N.V.
   B.V. Beleggingsmaatschappij Berendaal
   Consortium Scheveninggen B.V.
   RVS Beroeps-en Bedrijfsfinanciering B.V.
   De Bossche Poort B.V.
   ING Vastgoed V B.V.
    ING Vastgoed Belegging B.V.
     B.V. Beleggingsmaatschappij Vinkendaal
     Muggenburg Beheer B.V.
     Muggenburg C.V.
     ING REI Investment U.K. B.V.
     Nationale-Nederlanden Real Estate Ltd.
     ING Vastgoed Beheer Maatschappij I B.V.
     ING Vastgoed Bewaar Maatschappij I B.V.
     Nationale-Nederlanden Intervest 52 B.V.
     Bouwfonds Nationale-Nederlanden B.V.
     Nationale-Nederlanden Bouwfonds 1975 B.V.
     Bouwfonds AVG B.V.
     Bouwfonds Nemavo B.V.
     Bouwfonds Anklaar-Apeldoorn 1967 B.V.
     Bouwfonds Bilthoven 1969 B.V.
     Bouwfonds Roveso B.V.
     RVS Bouwfonds B.V.
     Bouwfonds Utrecht 1967 B.V.
     Amersfoort Premiewoningen B.V.
     Bouwfonds Valken Staete B.V.
     Nationale-Nederlanden Bouwfonds 1976 B.V.
    ING Real Estate International Investment I B.V.
     ING REI Investment U.K. B.V.
    ING Vastgoed Fondsbelegging BV
     Jetta Vastgoed B.V.
   B.V. Algemene Beleggingsmaatschappij "Lapeg"
   ING Insurance Argentina
   Nationale-Nederlanden Greek Life Insurance Company S.A.

  RVS Levensverzekering N.V.
  RVS Schadeverzekering N.V.
  Tiel Utrecht Levensverzekering N.V.
  Tiel Utrecht Schadeverzekering N.V.
   Utrechtsche Algemeene Brandverzekering Maatschappij N.V.
    Assurantiekantoor A Brugmans B.V.
   Algemene Zeeuwse Verzekering Maatschappij N.V.
  Apollonia Levensverzekering N.V.
  N.V. Nationale Borg-Maatschappij
   N.V. Belegging- en Beheer Maatschappij Keizersgracht
   Antilliaanse Borg-Maatschappij N.V.
  Amfas Exploitatie Maatschappij B.V.
   AVG Exploitatie en Beheer B.V.
   Amfas Hypotheken N.V.
    Noordwester Hypotheken N.V.
   Amfinex II B.V.
   Westermij B.V.
    Amfico B.V.
    AVG Exploitatie I B.V.
    ING Bewaar Maatschappij IV B.V.
    S.C.P. AVG Investissement
  Assurantiemaatschappij "De Zeven Provincien" N.V.
   "Transatlantica" Herverzekering Maatschappij N.V.
   "The Seven Provinces" Insurance Underwriters Ltd.
   Ramus Insurance Ltd.
  Tiel Utrecht Verzekerd Sparen N.V.
  B.V. Algemene Beleggings Maatschappij Reigerdaal
   Oostermij B.V.
  Nationale-Nederlanden Pensioendiensten B.V.
  Nationale-Nederlanden Zorgvezekering N.V.
  B.V. Algemene Beleggingsmaatschappij "Kievietsdaal"
   NeSBIC-Postbank B.V.
   Nitido B.V.
    Podocarpus Beheer B.V.
   Parcom Ventures B.V.
    Parcom Beheer BV
    Parcom CV
    Parcom Services BV
  Postbank Schadeverzekering N.V.
   Maatschappij tot Exploitatie van Onroerende Goederen "Gevers Deynootplein" BV Maatschappij tot Exploitatie van Onroerende Goederen "Kurhaus" B.V.
  Postbank Levensverzekering N.V.
   RVS Beleggingen N.V.
  Netherlands Life Insurance Company Ltd.
  AO Artsen-Verzekeringen N.V.
 Grabenstrasse Staete B.V.
  ING Life Insurance International N.V.
  Nationale-Nederlanden Internationale Schadeverzekering N.V.
   Fatum Vermogensbeheer
   N.V. Surinaamse Verzekeringsagenturen Maatschappij
   Seguros Norman Moron N.V.
   N.V. Arubaanse Verzekeringsagenturen Maatschappij
  Nationale-Nederlanden Herverzekering Maatschappij N.V.
   AVG Exploitatie IX B.V.
   Jahnstrasze Gebaude B.V.
   Maatschappij tot Exploitatie van Onroerende Goederen "Palace" B.V. Nationale-Nederlanden Interfinance B.V.

  Maatschappij tot Exploitatie van Onroerende Goederen "Grand Hotel" B.V.
  N.V. Haagsche Herverzekering Maatschappij van 1836
   Baring Central European Investments B.V.
   Baring Asian Flagship Investments B.V.
  ING Fund Management B.V.
  Wijkertunnel Beheer I B.V.
  Nationale-Nederlanden Beleggingsrekening N.V.
  Nationale-Nederlanden CSFR Real Estate v.o.s.
  ING Bewaar Maattschappij I B.V
  ING Vastgoed B.V.
   ING Real Estate (Asia) PTE Ltd.
   ING Real Estate North America Corporation
  Nationale-Nederlanden Intervest XII B.V.
  B.V. Algemene Beleggingsmaatschappij Van Markenlaan
  Kantoorgebouw Johan de Wittlaan B.V.
  Nationale-Nederlanden Holdinvest B.V.
   Nationale-Nederlanden International Investment Advisors B.V.
   B.V. Algemene Beleggingsmaatschappij Fazantendaal
   Maatschappij Stadhouderslaan B.V.
   DESKA LII B.V.
   J.H. Alta en Co. B.V.
   Westland/Utrecht Projektontwikkeling B.V.
   Bouwonderneming Amer LII B.V.
   ING Real Estate Colombo B.V.
   Loeffpleingarage B.V.
   B.V. Maatschappij tot Exploitatie van Onroerende Goederen Smeetsland
   B.V. Vastgoedmaatschappij "Combuta"
   B.V. Vastgoed Maatschappij "Promes"
   Beheer- en Exploitatiemaatschappij "De Vestingwachter" B.V.
   Nationale-Nederlanden Hypotheekbank N.V.
    N.V. Arnhemsche Hypotheekbank voor Nederland
   Nationale-Nederlanden Financiering Maatschappij B.V.
   B.V. Betaalzegelbedrijf "De Voorzorg" J. van Ouwel
   Nationale-Nederlanden Finance Corporation (Curacao) I.L.
   Nationale-Nederlanden Vermogensbeheer B.V.
   NeSBIC Nationale-Nederlanden B.V.
  BOZ B.V.
   ABV Staete B.V.
   B.V. "De Administratie" Maatschappij tot Exploitatie van Onroerende Goederen Amersfoort-Staete B.V.
   Arnhem Staete B.V.
   Belart Staete B.V.
    Belart S.A.
     N.V. Square Montgomery
      Steenstaete S.A.
   Berkel-Staete I B.V.
    Berkel-Staete II B.V.
   Blijenhoek Staete B.V.
    S.N.C. Blijenhoek Staete et Cie
     SNC Peau Bearn
   Brussel Staete B.V.
   Grote Markt Staete B.V.
   Hoogoorddreef I B.V.
    SNC Haven
   Trompenburg Parking B.V.
   Lena Vastgoed B.V.
    S.A. du 59 Avenue d'lena

     SNC le Murier
   Kleber Vastgoed B.V.
    S.A. du 42 Avenue Kleber
   B.V. De Oude Aa-Stroom
   Portefeuille Staete B.V.
    S.C.I. 1e Portefeuille
     S.C.I. le Michelet
     S.C.I. Roissy Bureaux International
     S.C.I. Square d'Asnieres
     SNC Le Dome
   B.V. Amiloh
   ING Vastgoed N.V.
   Immo Management Service S.A.
   S.A. Regent-Bruxelles
   Nationale-Nederlanden/Immobilier S.A.R.L.
   Immogerance S.A.R.L.
   Nationale-Nederlanden Intervest IV B.V.
    SAS Espace Daumesnil
   Nationale-Nederlanden V B.V.
   Nationale-Nederlanden VII B.V.
   ING Real Estate Espace Daumesnil B.V.
   ING Real Estate Parking Daumesnil Viaduc B.V.
    SAS Parking Daumesnil Viaduc
   Cadran Invest S.A.
  ING Bewaar Maatschappij II B.V.
  ING Bewaar Maatschappij III B.V.
  ING REI Investment Spain B.V.
   ING Inmeubles S.A.
  ING Bewaar Maatschappij V B.V.
  ING Asset Management B.V.
  Postbank Verzekeringen Beheer Maatschappij B.V.
  Postbank Verzekeringen Bewaar Maatschappij B.V.
  ING Vastergoed B.V.
  Nationale-Nederlanden Intervest IX B.V.
   Nationale-Nederlanden CSFR Intervest S.R.O.
   ING Real Estate Praha Housing a.s.
   Nationale-Nederlanden Praha Real Estate V.O.S.
  Nationale-Nederlanden Intervest XI B.V.
   Nationale-Nederlanden Hungary Real Estate KFT
  ING Investment Management (Hungary) Rt.
  ING Investment Management (Asia Pacific) Limited
  ING Investment Management (Czech Republic) S.A.
  IIM India (India) Private Ltd.

ITEM 27.   NUMBER OF CONTRACT OWNERS

   As of September 30, 2000, there were 101,541 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28.   INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

ITEM 29.   PRINCIPAL UNDERWRITER

    (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) (formerly Aetna Investment Services, Inc.) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and

         Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company, Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

    (b)  The following are the directors and principal officers of the Principal
         Underwriter:


Name and Principal Business Address*               Positions and Offices with Principal Underwriter
Maureen M. Gillis                                  Director and President
Allan Baker                                        Director and Senior Vice President
Robert L. Francis                                  Director and Senior Vice President
Marie Augsberger                                   Senior Vice President
Steven A. Haxton                                   Senior Vice President
Gary J. Hegedus                                    Senior Vice President
Deborah Koltenuk                                   Vice President, Treasurer and Chief Financial Officer
Therese Squillacote                                Vice President and Chief Compliance Officer
John F. Todd                                       Corporate Secretary and Counsel (Chief Legal Officer)
Martin T. Conroy                                   Vice President and Assistant Treasurer
Reginald Bowen                                     Vice President
Christina Lareau                                   Vice President
Dwyatt McClain                                     Vice President
Terran Titus                                       Vice President
William T. Abramowicz                              Vice President
Douglas J. Ambrose                                 Vice President
Louis E. Bachetti                                  Vice President
Ronald R. Barhorst                                 Vice President
Robert H. Barley                                   Vice President
Steven M. Bresler                                  Vice President
David Brounley                                     Vice President
Daniel P. Charles                                  Vice President
Brian D. Comer                                     Vice President
Albert J. DiCristofaro, Jr.                        Vice President
John B. Finigan                                    Vice President
Brian P. Harrington                                Vice President
Bernard P. Heffernon                               Vice President
William S. Jasien                                  Vice President
Jess D. Kravitz                                    Vice President
George D. Lessner                                  Vice President
Katherine E. Lewis                                 Vice President
Susan J. Lewis                                     Vice President
James F. Lille                                     Vice President
David J. Linney                                    Vice President



Richard T. Mason                                   Vice President
Joseph F. McClain                                  Vice President
Pamela Mulvey                                      Vice President
W. Michael Montgomery                              Vice President
Scott T. Neeb                                      Vice President
Patrick F. O'Christie                              Vice President
Paulette Playce                                    Vice President
Marcellous J. Reed                                 Vice President
Charles A. Dklader                                 Vice President
Frank W. Snodgrass                                 Vice President
S. Bradford Vaughan, Jr.                           Vice President
Mark Woolhiser                                     Vice President
David A. Kelsey                                    Assistant Vice President
Rose-Marie DeRensis                                Assistant Corporate Secretary
Melinda L. Dziavit                                 Assistant Corporate Secretary

*The principal business address of all directors and officers listed is:
151 Farmington Avenue, Hartford, Connecticut  06156

    (c)     Not Applicable

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

   All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                    Aetna Life Insurance and Annuity Company
                    151 Farmington Avenue
                    Hartford, Connecticut  06156

ITEM 31.   MANAGEMENT SERVICES

   Not applicable

ITEM 32.   UNDERTAKINGS

   Registrant hereby undertakes:

   (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

   (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No- Action Letter, [1988 WL 235221, *13 (S.E.C.)].

   (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                              SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of December, 2000.

                                          VARIABLE ANNUITY ACCOUNT B OF AETNA
                                          LIFE INSURANCE AND ANNUITY COMPANY
                                             (REGISTRANT)

                                     By:  AETNA LIFE INSURANCE AND ANNUITY
                                          COMPANY
                                             (DEPOSITOR)


                                     By:  Thomas J. McInerney*
                                         ---------------------
                                          Thomas J. McInerney
                                          President

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.



SIGNATURE                             TITLE                                               DATE
Thomas J. McInerney*                  Director and President                          )
----------------------                (principal executive officer)                   )
Thomas J. McInerney                                                                   )
                                                                                      )
Allan Baker*                          Director                                        )  December
----------------------                                                                )   13, 2000
Allan Baker                                                                           )
                                                                                      )
Catherine H. Smith*                   Director and Chief Financial Officer            )
----------------------                                                                )
Catherine H. Smith                                                                    )
                                                                                      )
Deborah Koltenuk*                     Corporate Controller                            )
----------------------                                                                )
Deborah Koltenuk                                                                      )


By: /s/ J. Neil McMurdie
    --------------------
    J. Neil McMurdie
    *Attorney-in-Fact

                                     VARIABLE ANNUITY ACCOUNT B
                                           EXHIBIT INDEX


 EXHIBIT NO.      EXHIBIT

99-B.9            Opinion and Consent of Counsel
                                                                 --------------

99-B.10          Consent of Independent Auditors
                                                                 --------------